Exception Grades
Run Date - 2/4/2025 4:13:42 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Unique Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[redacted]	[redacted]	[redacted]	[redacted]	29111818	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for XXXXX. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2022-05-23): Sufficient Cure Provided At Closing		05/23/2022		1	A	A	A	A	A	A	A	A	A	A		ID	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29111818	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table First Change	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XX disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan.	The final CD dated XX/XX/XX reflects the loan is an ARM loan and the PCCD in file corrects this.				Reviewer Comment (2022-05-23): PCCD correcting issue was in original TPR file.		05/23/2022		2	C	B	C	B	C	B	C	B	C	B		ID	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29111818	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table First Change Period	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed the Subsequent Changes period according to the disclosed Loan Product.	The final CD dated XX/XX/XX reflects the loan is an ARM loan and the PCCD in file corrects this.				Reviewer Comment (2022-05-23): PCCD correcting issue was in original TPR file.		05/23/2022		2	C	B	C	B	C	B	C	B	C	B		ID	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29111818	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table Interest Only Payment	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan contains Interest Only Payments.	The final CD dated XX/XX/XX reflects the loan is an ARM loan and the PCCD in file corrects this.				Reviewer Comment (2022-05-23): PCCD correcting issue was in original TPR file.		05/23/2022		2	C	B	C	B	C	B	C	B	C	B		ID	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29111818	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table Maximum Payment	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on XX/XX/XX disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.	The final CD dated XX/XX/XX reflects the loan is an ARM loan and the PCCD in file corrects this.				Reviewer Comment (2022-05-23): PCCD correcting issue was in original TPR file.		05/23/2022		2	C	B	C	B	C	B	C	B	C	B		ID	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29111818	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Interest Rate Change After Closing Test	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the Interest Rate can change.	The final CD dated XX/XX/XX reflects the loan is an ARM loan and the PCCD in file corrects this.				Reviewer Comment (2022-05-23): PCCD correcting issue was in original TPR file.		05/23/2022		2	C	B	C	B	C	B	C	B	C	B		ID	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29111818	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Principal and Interest Change After Closing Test	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the Principal and Interest Payment can change.	The final CD dated XX/XX/XX reflects the loan is an ARM loan and the PCCD in file corrects this.				Reviewer Comment (2022-05-23): PCCD correcting issue was in original TPR file.		05/23/2022		2	C	B	C	B	C	B	C	B	C	B		ID	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29111818	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file does not contain the tax and insurance information for the property at XXXXX. Per the loan application, this property was sold. Need proof of sale or if retained, need tax and insurance information.				Reviewer Comment (2022-05-31): Received documents verifying the REO property XXXXX was sold. Exception cleared. Seller Comment (2022-05-27): (XXXXX) Do not concur. Please see attached signed CD from file showing property was sold before new loan closed. I have also attached a printout from out system showing the loan attached to property was paid in full.	05/31/2022			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24712833	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2				Reviewer Comment (2023-09-14): No seller paid costs on transaction. Seller Comment (2023-09-12): see attached seller cd	09/14/2023			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20981941	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-04-23): 4506C acceptable in lieu of signed returns. Exception cleared. Seller Comment (2024-04-18): XX/XX/XX NR: 4506-c provided as an acceptable alternative to signing the returns.	04/23/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20981941	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Partnership	General QM: Unable to verify Partnership income using reasonably reliable third-party records.	Business returns are not signed and dated. Unable to verify Partnership income using reasonably reliable third-party records. (XXXXX).				Reviewer Comment (2024-04-23): 4506C acceptable in lieu of signed returns. Exception cleared. Seller Comment (2024-04-11): XX/XX/XX KM: 4506-c provided as an acceptable alternative to signing the returns.	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20981941	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule C	General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	Tax returns are not signed and dated. Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXXXX/Schedule C)				Reviewer Comment (2024-04-23): 4506C acceptable in lieu of signed returns. Exception cleared. Seller Comment (2024-04-11): XX/XX/XX KM: 4506-c provided as an acceptable alternative to signing the returns.	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20981941	XXXXX			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.				Reviewer Comment (2024-04-18): Client elects to waive.			04/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20981941	XXXXX			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.							04/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20981941	XXXXX			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign Consent Agreement is missing.				Reviewer Comment (2024-04-18): Received and associated E-Sign Consent Agreement. Details updated. Exception cleared. Seller Comment (2024-04-18): See attached XXXXX cert which confirms the borrowers consented to use of electronic disclosures prior to being sent the initial package. PLease see attached highlighted certificate.	04/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20981941	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Preliminary title policy does not state a coverage amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document..	SitusAMC,Aggregator	Reviewer Comment (2024-06-18): .			06/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20981941	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures.
Reviewer Comment (2024-04-23): Proof of earlier consent provided, exception cleared

Seller Comment (2024-04-23): Please see attached e-sign cert.

Reviewer Comment (2024-04-22): XXXXX received e-consent dated XX/XX/XX.The consumer went through the eConsent process on XX/XX/XX, the consumer acknowledged the receipt of the LE on XX/XX/XX. But the loan application date was XX/XX/XX, then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days.  The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.

Seller Comment (2024-04-19): See attached XXXXX cert which confirms the borrowers consented to use of electronic disclosures prior to being sent the initial package. PLease see attached highlighted certificate.
																			04/23/2024			1		A		A		A		A		A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25295704	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable due to incomplete CD data				Reviewer Comment (2024-08-08): XXXXX received LOA to remove document(s) 0042 from testing as not provided to the borrower.	08/08/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25295704	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XX disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan.	Final Closing Disclosure AIR Table disclosed a Minimum Interest Rate of XXX%. however the minimum interest rate is XXX%.
Reviewer Comment (2024-09-09): XXXXX received Letter of Explanation & Corrected Closing Disclosure.

Reviewer Comment (2024-08-29): XXXXX received rebuttal that on the 1/1 step rate product that the introductory rate is only locked in for one year and that AIR table showing lowest rate of 5.5% then minimum after is 6.5% and max 7.5%.  However, the AIR table states the Initial Interest Rate of 5.5%, then next section is the Minimum/Maximum Interest Rate.  The 5.5% is still the minimum rate, not 6.5% which is 2nd year step rate.  Corrected CD and LOE to borrower correcting to cure.

Seller Comment (2024-08-27): (XXXXX) Advised with the following: 1. 1/1 Product is because the introductory rate is only locked in for one year.

2. For AIR Table it is showing the lowest rate of 5.5% then the min rate after initial rate is 6.5% and max rate is 7.5%.
																				09/09/2024		2	C	B	C	B	C	B	C	B	C	B		TN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25295704	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier receipt by borrower not found				Reviewer Comment (2024-08-08): XXXXX disclosure tracking for initial CD.	08/08/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24681006	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.	Final Closing Disclosure provided on XX/XX/XX does not disclose the Will Not Have Escrow Reason.				Reviewer Comment (2024-11-04): XXXXX Received Corrected PCCD and LOE. Reviewer Comment (2024-10-29): XXXXX received PCCD with same issue date as final CD. Please provide corrected PCCD with correct issue date. Reviewer Comment (2024-10-11): XXXXX received PCCD and LOE, however there are no title or other fees updated on page 2 of CD. Please provide corrected PCCD with all fees.		11/04/2024		2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23468908	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23468908	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26190773	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.				Reviewer Comment (2024-10-30): Offset provided for seller paid discount points. Loan no longer exceeds threshold. Seller Comment (2024-10-29): The price of the undiscounted rate is $0.00 Reviewer Comment (2024-10-23): Provide the undiscounted (par rate) price. The QM Breakdown has already been provided but the price is not listed. A comment here is acceptable (no documentation required). Seller Comment (2024-10-21): Seller Credits covered the Discount charge and Commitment Fee. Please see attached Itemization of Settlement Fees and Charges.	10/30/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26190773	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of XXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $73,877.20 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $24,064.11 or 1.44926%).	Points and Fees exceed allowable threshold by $XXXX or XXXX%.				Reviewer Comment (2024-10-30): Offset provided for seller paid discount points. Loan no longer exceeds threshold. Seller Comment (2024-10-29): The price of the undiscounted rate is $0.00 Reviewer Comment (2024-10-23): Provide the undiscounted (par rate) price. The QM Breakdown has already been provided but the price is not listed. A comment here is acceptable (no documentation required). Seller Comment (2024-10-21): Seller Credits covered the Discount charge and Commitment Fee. Please see attached Itemization of Settlement Fees and Charges.	10/30/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21205551	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located in a FEMA disaster area that does not have a declared end date.				Reviewer Comment (2024-10-16): Received Area Property inspection report, inspection date updated and document associated. Exception is cleared.	10/16/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21205551	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC
Reviewer Comment (2024-10-22): Client elects to waive. Comp factors: 781 FICO, 44% CLTV & 61mo reserves

Reviewer Comment (2024-10-21): Client to review.

Buyer Comment (2024-10-21): GS to review

Reviewer Comment (2024-10-17): Prior exception for Hurricane Helene was incorrectly cleared prior to a declared end date, but is not being re-opened because this disaster is more recent. A PDI cannot be accepted to verify the subject property was not damaged until after the end date of the disaster has been identified by FEMA. Exception remains.

Seller Comment (2024-10-17): (XXXXX) The DAIR report was sufficient to satisfy the Hurricane Helene condition that does not have an "end date".  Why would this not be sufficient to satisfy the condition for Hurricane Milton?
																					10/22/2024	2		B		B		B		B		B		FL	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22093431	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Bank statement is used for Assest depletion income which is more than 90 days older.				Reviewer Comment (2024-10-24): Loan is SHQM(APOR).	10/24/2024			1	B	A	C	A	B	A	C	A	B	A		DE	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22093431	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Asset Depletion Income	General QM: Unable to verity asset depletion income due to, bank statement provided was dated more than 90 days prior to closing.	Bank statement is used for Assest depletion income which is more than 90 days older.				Reviewer Comment (2024-10-24): Client guidelines are silent and refer to AUS on documentation requirements. XXXXX allows up to 120 days.	10/24/2024			1	C	A	C	A	C	A	C	A	C	A		DE	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20149671	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-08): Sufficient Cure Provided At Closing		10/08/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22886596	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/31/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22886596	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.				Reviewer Comment (2024-11-06): Received and associated most recent paystub within 15 business days prior to the note date in lieu of VVOE. Exception is cleared. Seller Comment (2024-11-05): attached	11/06/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22886596	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $825.00 exceeds tolerance of $595.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $825.00 exceeds tolerance of $595.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-31): Sufficient Cure Provided At Closing		10/31/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25264227	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file was missing a copy recent year tax returns.				Reviewer Comment (2024-10-16): Client elects to waive. Reviewer Comment (2024-10-09): Client to review.			10/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25264227	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-11-06): XXXXX Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.		11/06/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25230285	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/28/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25230285	XXXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets in the amount of $868,951.11 are insufficient to meet cash to close of $1,054,352.18. Final 1008 reflects $1669066.20 verified, however, unable to confirm sources of EMD.				Reviewer Comment (2024-10-30): Received and associated Closing Statement to evidence sourced of EMD deposit in the amount of $587,107.57. Sufficient funds available for closing. Exception is cleared. Seller Comment (2024-10-30): XX/XX/XX CW - The $587,107.57 deposit was the funds from the sale of their REO. Settlement statement attached.	10/30/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28833576	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $760.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-01): Sufficient Cure Provided At Closing		11/01/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28833576	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $400.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-01): Sufficient Cure Provided At Closing		11/01/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28833576	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-11-14): Received Post Disaster inspection report, inspection date updated and document associated. Exception is cleared. Seller Comment (2024-11-14): Please see attached.	11/14/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27297202	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify income due to, missing W-2, Paystub, LES, ETS or WVOE.	Unable to verify income due to, missing W-2, Paystub for borrower.				Reviewer Comment (2024-10-29): Par rate and price were provided on rate lock and in comments. Reviewer Comment (2024-10-29): Paystub and W-2s were not provided for XXXXX. Exception remains. Seller Comment (2024-10-25): XX/XX/XX MM: Please see paystub & w2 for XXXXX from XXXXX/Wages)	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27297202	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank XXXXX): General Ability-to-Repay requirements not satisfied.	ATR failure due to insufficient income documentation. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-10-29): Par rate and price were provided on rate lock and in comments.	10/29/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27297202	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-06): Corrected 1003 provided verifying the correct employment and income for the borrowers.	11/06/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27297202	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $39,347.50 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $4,243.00 or .36260%).	QM Points and Fees threshold exceeded by $XXXXX or XXXX%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-10-29): Par rate and price were provided on rate lock and in comments. Seller Comment (2024-10-24): A portion of the Discount charge are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges. See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27297202	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Paystubs and W-2 (XXXXX), W-2 (XXXXX) is missing for Borrower.				Reviewer Comment (2024-11-01): As per updated final 1003, applicant income is not used for qualifying mortgage hence cleared exception. Seller Comment (2024-10-31): XX/XX/XX MM: After further clarification from the underwriter the income is for XXXXX. I have updated the 1003 to now reflect the income from XXXXX/Wages is for XXXXX Reviewer Comment (2024-10-25): Received co-borrower's Paystub and W-2 are already in file. Require income documents for borrower XXXXX. Exception remains. Seller Comment (2024-10-25): XX/XX/XX MM: Please see paystub & w2 for XXXXX from XXXXX/Wages)	11/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27297202	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/21/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27297202	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/21/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27297202	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.	Loan is failing QM due to missing paystub and W-2s for the borrower, XXXXX.
Reviewer Comment (2024-11-06): Corrected 1003 provided verifying the correct employment and income for the borrowers.

Seller Comment (2024-11-04): XX/XX/XX MM: After further clarification from the underwriter the income is for XXXXX. I have updated the 1003 to now reflect the income from XXXXX/Wages is for XXXXX

Reviewer Comment (2024-10-30): Paystub and W-2s for the borrower, XXXXX, are required. Several copies have been provided for the co-borrower, XXXXX, but none for the borrower. Exception remains.

Seller Comment (2024-10-29): XX/XX/XX MM: Please see paystub & w2 for XXXXX from XXXXX/Wages)
																			11/06/2024			1		A		A		A		A		A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27297202	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	As per updated final 1003, XXXXX for co-applicant is used for qualifying mortgage, required third party verification of employment				Reviewer Comment (2024-11-22): Per AUS received VVOE after the note date but prior to the delivery date. Exception is cleared. Seller Comment (2024-11-21): XX/XX/XX MM: Please see attached VVOE. According to the guidelines the lender XXXXX obtain the verbal VOE after closing up to the time of loan delivery	11/22/2024			1		A		A		A		A		A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27297202	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	As per updated final 1003 and 1008, Jim's Farm Meat for co-applicant is used for qualifying mortgage hence, required third party verification of employment.				Reviewer Comment (2024-11-22): Per AUS received VVOE after the note date but prior to the delivery date. Exception is cleared. Seller Comment (2024-11-21): XX/XX/XX MM: Please see attached VVOE. According to the guidelines the lender XXXXX obtain the verbal VOE after closing up to the time of loan delivery	11/22/2024			1		A		A		A		A		A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24100012	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX is over disclosed by $263.42 compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Amount Financed disclosed is $XXXX. Calculated Amount Financed of $XXXX1 . Variance of $263.42. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable
Reviewer Comment (2024-11-25): XXXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Reviewer Comment (2024-11-19): XXXXX received Corrected CD, Certified final settlement statement and an internal lender credit request form.  However, the XX/XX/XX PCCD reflects the rush appraisal fee moved to lender paid does not match to the Certified Final Settlement Statement which reflects that Appraisal Rush fee of $650 POC Borrower, which matches to the Final CD that borrower did pay this fee. Based on the Certified Final Settlement statement, it appears that cure would be due to borrower for the underdisclosure of $263.42 on the Finance Charges.  If lender credited back to borrower after final disbursement, then should provide the following to cure: LOE to borrower which accompanied the PCCD, copy of cure refund check of at least $263.42 and proof of mailing.

Seller Comment (2024-11-18): (XXXXX) I have uploaded a revised CD correcting the Appraisal rush fee from borrower POC to lender paid...could you rerun your test since the borrower did not pay. Additionally, the FMSS showing borrower was not charged at closing and there was a lender credit for the fee and the attached LC form showing credit was given for error. The appraisal rush fee was marked POC in error, borrower did not pay outside of closing

Reviewer Comment (2024-10-11): Under disclosure remains, cure is required in the amount of $263.42.  Fees are Admin $1550, Appraisal Rush Fee $650, Pre paid int $1253.91, Tax Service Fee $70, Title - Doc Delivery $25, Title - Recording Service $9.38, Title - Closing $1650. XXXXX recognizes that fees can be updated in dry states. Our testing methodology remains the same. XXXXX only considers clearing exceptions if we receive evidence or an attestation that the change in fees reflected on the PCCD result from events that occurred after closing. With such an attestation, we would consider clearing any associated APR, Finance Charge and/or TOP exceptions under the notion that the figures were correct at the time of consummation and any changes noted on the PCCD were the result of an "after-closing event", which should be identified for why fees increased. Please keep in mind that the attestation can be a separate document, or it can be a comment that the lender places on the exception itself. XXXXX' s testing approach as a TPR assumes that fee changes reflected on a PCCD are corrections, rather than updates of fees that would result from changes that occurred after closing. Consummation is determined as being the notary date. If fees were updated and did not change because of an after closing event, then cure would be Corrected CD, LOE to borrower, copy of cure refund and proof of mailing

Seller Comment (2024-10-10): (XXXXX) Uploaded is a PCCD that was issued.  If the condition remains, please provide a breakdown of the fees included.  Thank you
																				11/25/2024		2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24100012	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXX is under disclosed by $263.42 compared to the calculated Finance Charge of $XXXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $XXXX. Calculated finance charge is $XXX. Variance of -$XXX. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable
Reviewer Comment (2024-11-25): XXXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Reviewer Comment (2024-11-19): XXXXX received Corrected CD, Certified final settlement statement and an internal lender credit request form.  However, the XX/XX/XX PCCD reflects the rush appraisal fee moved to lender paid does not match to the Certified Final Settlement Statement which reflects that Appraisal Rush fee of $650 POC Borrower, which matches to the Final CD that borrower did pay this fee. Based on the Certified Final Settlement statement, it appears that cure would be due to borrower for the underdisclosure of $263.42 on the Finance Charges.  If lender credited back to borrower after final disbursement, then should provide the following to cure: LOE to borrower which accompanied the PCCD, copy of cure refund check of at least $263.42 and proof of mailing.

Seller Comment (2024-11-18): (XXXXX) I have uploaded a revised CD correcting the Appraisal rush fee from borrower POC to lender paid...could you rerun your test since the borrower did not pay.  Additionally, the FMSS showing borrower was not charged at closing and there was a lender credit for the fee and the attached LC form showing credit was given for error.  The appraisal rush fee was marked POC in error, borrower did not pay outside of closing

Reviewer Comment (2024-10-11): Under disclosure remains, cure is required in the amount of $263.42.  Fees are Admin $1550, Appraisal Rush Fee $650, Pre paid int $1253.91, Tax Service Fee $70, Title - Doc Delivery $25, Title - Recording Service $9.38, Title - Closing $1650. XXXXX recognizes that fees can be updated in dry states. Our testing methodology remains the same. XXXXX only considers clearing exceptions if we receive evidence or an attestation that the change in fees reflected on the PCCD result from events that occurred after closing. With such an attestation, we would consider clearing any associated APR, Finance Charge and/or TOP exceptions under the notion that the figures were correct at the time of consummation and any changes noted on the PCCD were the result of an "after-closing event", which should be identified for why fees increased. Please keep in mind that the attestation can be a separate document, or it can be a comment that the lender places on the exception itself. XXXXX' s testing approach as a TPR assumes that fee changes reflected on a PCCD are corrections, rather than updates of fees that would result from changes that occurred after closing. Consummation is determined as being the notary date. If fees were updated and did not change because of an after closing event, then cure would be Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.

Seller Comment (2024-10-10): (XXXXX) Uploaded is a PCCD that was issued.  If the condition remains, please provide a breakdown of the fees included.  Thank you
																				11/25/2024		2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24100012	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.							10/01/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21484711	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/29/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21484711	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-12-03): Evidence appraisal provided. Exception Cleared. Seller Comment (2024-12-02): Disagree - Our Contract states that XXXXX will buy HPML as long as all the requirements were met as they were on this loan. Please see the attached documents which shows the borrower received the Appraisal on XX/XX/XX	12/03/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21484711	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $400.00 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-26): Sufficient Cure Provided At Closing		11/26/2024		1	A	A	A	A	A	A	A	A	A	A		UT	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26163741	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.				Reviewer Comment (2024-11-18): Received Post Disaster 1004D form, inspection date updated and document associated. Exception is cleared.	11/18/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24629200	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $247.73 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $247.73 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-11-12): XXXXX Received Lock document with supporting comment on the exception for increased discount point fee. Seller Comment (2024-11-11): Assets and liabilities were updated by underwriting on XX/XX/XX which Decreased the FICO to 784 from 800 (XX/XX/XX) which decreased loan level pricing adjusters. A Closing Disclosure went out the same day to the borrower. Please see the attached Lock Confirmation and Closing disclosure.	11/12/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29987689	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/21/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29987689	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-26): Bonus income considered in qualification. Received and associated revised 1003, 1008, AUS and UW worksheet. DTI is within guidelines limit. Exception is cleared.	11/26/2024			1	B	A	C	A	B	A	C	A	B	A		CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29987689	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 59.41247% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
Reviewer Comment (2024-11-26): Bonus income considered in qualification. Received and associated revised 1003, 1008, AUS and UW worksheet. DTI is within guidelines limit. Exception is cleared.

Seller Comment (2024-11-22): XX/XX/XX AD: Please see main condition uploaded.

Reviewer Comment (2024-10-29): Total qualifying income is $27,951.07 with total monthly payments of $16,742.91 = 59.9008% DTI. No additional income has been provided/verified and no were verified as paid off prior to or through closing. Exception remains.

Seller Comment (2024-10-25): Hello, I do not see the discrpeancy between XXXXX and underwriting. Please advise, thank you.
																			11/26/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29987689	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $948.00 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $900.00 on LE but disclosed as $948.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-10-21): Sufficient Cure Provided At Closing		10/21/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29987689	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $205.00 exceeds tolerance of $203.00. Sufficient or excess cure was provided to the borrower at Closing.	Transfer Tax Fee was last disclosed as $203.00 on LE but disclosed as $205.00on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-10-21): Sufficient Cure Provided At Closing		10/21/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29987689	XXXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of 60.07434% exceeds Guideline total debt ratio of 50.00000%.
Reviewer Comment (2024-11-15): Bonus income considered in qualification. Received and associated revised 1003, 1008, AUS and UW worksheet. DTI is within guidelines limit. Exception is cleared.

Seller Comment (2024-11-15): XX/XX/XX AD: I see now. 1008 now shows the correct expenses. Bonus income has been annualized and re-calculated to lower DTI back to eligible findings. Updated 1003, 1008, and income worksheet attached.

Reviewer Comment (2024-10-25): Income and debts correctly captured as per documents available in file and same is matching with final 1003 however 1008 is file reflects incorrect DTI. Currently DTI is at 59.41%. Please note that, per third party verification in file, borrower is also getting bonus income however same is not considered for qualification. Exception remains.

Seller Comment (2024-10-25): Hello, I do not see the discrpeancy between XXXXX and underwriting. Please advise, thank you.
																			11/15/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29987689	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
Reviewer Comment (2024-11-26): Bonus income considered in qualification. Received and associated revised 1003, 1008, AUS and UW worksheet. DTI is within guidelines limit. Exception is cleared.

Seller Comment (2024-11-22): XX/XX/XX AD: Please see main condition uploaded.

Reviewer Comment (2024-10-29): Total qualifying income is $27,951.07 with total monthly payments of $16,742.91 = 59.9008% DTI. No additional income has been provided/verified and no were verified as paid off prior to or through closing. Exception remains.

Seller Comment (2024-10-25): Hello, I do not see the discrpeancy between XXXXX and underwriting. Please advise, thank you.
																			11/26/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24915011	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $975.00 exceeds tolerance of $875.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.				Reviewer Comment (2024-10-31): Sufficient Cure Provided At Closing		10/31/2024		1		A		A		A		A		A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28744687	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,762.50 exceeds tolerance of $435.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points. Fee Amount of $1,762.50 exceeds tolerance of $435.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-02): XXXXX Received Valid COC dated XX/XX/XX and XX/XX/XX. Seller Comment (2024-11-29): both valid COC for points increase	12/02/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28744687	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-02): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-11-29): cure for $165 is already on bottom of page 2. please clear.	12/02/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28744687	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.				Reviewer Comment (2024-12-02): Sufficient Cure Provided At Closing		12/02/2024		1		A		A		A		A		A		FL	Second Home	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23373031	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/22/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27890790	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal Desk Review Fee was last disclosed as $0.00 on LE but disclosed as $350.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $350.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-11-20): XXXXX received desk review report and COC for adding the fee.

Reviewer Comment (2024-11-19): XXXXX received rebuttal, however there is no CDA report in file. Please provide supporting document to re-evaluate the exception.

Seller Comment (2024-11-15): (XXXXX) SSR dated XX/XX/XX reflects risk of 4. Re-disclosed to borrower XX/XX/XX within timing.

Reviewer Comment (2024-11-04): XXXXX received Changed Circumstance dated XX/XX/XX,  but it does not give sufficient information on why the Appraisal Desk Review fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																			11/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27890790	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/24/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23557083	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.				Reviewer Comment (2024-10-27): XXXXX received XX/XX/XX Initial CD, 3 business days prior to the consummation. Seller Comment (2024-10-24): CT XX/XX/XX: Please see attached initial Closing Disclosure dated XX/XX/XX, there is no LE issued after this date	10/27/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23557083	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/15/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27576239	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,400.00 exceeds tolerance of $1,200.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,400.00 exceeds tolerance of $1,200.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-21): Sufficient Cure Provided At Closing		10/21/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27576239	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23521015	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							11/07/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20877270	XXXXX			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to three (3) business days from transaction date of XX/XX/XX 12:00:00 AM.	Loan was disbursed prior to midnight of third business day after consummation. Lender to re-open recission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery. Note: This exception will not be cleared until expiration of new recission period.				Reviewer Comment (2024-11-06): Received PCCD and LOE. Exception cleared. Reviewer Comment (2024-11-04): Document received does not reflect a disbursement date. It only reflects closing date of XX/XX/XX. If disbursement date was updated, please provide PCCD and LOE to update the date. Exception remains. Seller Comment (2024-11-01): (XXXXX) Per final SS, funds did not disburse until XX/XX/XX.	11/06/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20877270	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/25/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23718311	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XX). The disclosed Total of Payments in the amount of $XXXX is under disclosed by $1,105.75 compared to the calculated total of payments of $XXXX which exceeds the $100.00 threshold.	The disclosed Total of Payments in the amount of $XXXX is under disclosed by $1,105.75 compared to the calculated total of payments of $XXXX which exceeds the $100.00 threshold
Reviewer Comment (2024-11-01): XXXXX received Closing CD.

Seller Comment (2024-10-31): Please see attached letter of explanation from title. The borrower recieved our XXXXX  CD generated in the closing package, attached here. However, due to balancing errors, the borrower refused to sign our CD on XX/XX/XX cd. Please clear this finding.

Reviewer Comment (2024-10-15): XXXXX received lender calculation on TOP.  However, the Final CD for tested is issued XX/XX/XX (Doc ID 0301)  & electronic signature on same date reflects Section D total fees of $5325.20.  The PCCD issued XX/XX/XX (Doc ID 0302) reflects higher fees in Section D of $6430.95 which is an increase of $1105.75 and over tolerance.  TOP calculation was underdisclosed at closing on XX/XX/XX Final CD and cure would be due to borrower for this underdisclosure.   Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing.

Seller Comment (2024-10-12): Disagree- Total of Payments is reflecting correctly on the Closing Disclosure. The Math for Finance Charge is Month P&I ($2,901,189.90 + Mortgage Insurance $0.00) + Section D $6,430.95 + Odd Day Interest $908.22 = Total of Payments in the amount of $2,908,529.07 this matches the Final Closing Disclosure. Please provide your math if you XXXXX disagree with our findings/math.
																			11/01/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23718311	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD.	Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure.				Reviewer Comment (2024-11-01): XXXXX received Seller CD.	11/01/2024			1	A	A	A	A	A	A	A	A	A	A		MO	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23718311	XXXXX			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-10-17): Received and associated Title Commitment with amount of title insurance coverage. Exception is cleared. Seller Comment (2024-10-17): XX/XX/XX cdl - Please see attached title commitment.	10/17/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23718311	XXXXX			Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	- Issue Date: ___; Received Date: ___; Signed Date: ___	The final CD issue date is XX/XX/XX.				Reviewer Comment (2024-10-16): Client elects to waive.			10/16/2024	2	B	B	B	B	B	B	B	B	B	B		MO	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25608516	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-824.70 exceeds tolerance of $-2,058.45. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-756.70 exceeds tolerance of $-1,990.45. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-11-18): XXXXX received additional information and rate lock confirming the pricing change due to the DTI change and change in borrower eligibility for a valid changed circumstance. Seller Comment (2024-11-14): On XX/XX/XX there was a relock on the file that caused pricing to increase. On wholesale loans lock actions are acceptable changes and circumstance. A Closing Disclosure went out to the Borrower on the same day. Final Cost to the Borrower of -0.046% or -$756.70. Please see attached lock confirmation and Closing Disclosure.	11/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20913648	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-10-30): Client elects to waive Reviewer Comment (2024-10-29): Client to review. Seller Comment (2024-10-29): The Seller must obtain: IRS confirmation verified tax transcript(s) are not yet available for the tax return(s) (individual, and business, if applicable) from the XXXXX tax year1,2; and Evidence of completed IRS tax filing extension(s) for the XXXXX tax year (e.g., if using IRS tax extension forms to evidence tax filing extension, include IRS Form(s) 4868 and/or 7004, as applicable)3; Reviewer Comment (2024-10-28): Client to review.			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20913648	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $19,230.00 exceeds tolerance of $18,430.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $19,230.00 exceeds tolerance of $18,430.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-11-26): XXXXX Received Corrected PCCD, LOE, Refund Check and Proof of Mailing. Seller Comment (2024-11-25): Please see the attached Letter of Explanation, Refund Check, PCCD, and Proof of Delivery.		11/26/2024		2	C	B	C	B	C	B	C	B	C	B		OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20913648	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $135.10 exceeds tolerance of $69.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $135.10 exceeds tolerance of $69.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-10-30): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-10-29): Please see the attached Final Closing Disclosure and Tolerance Cure breakdown which shows the borrower was provided a credit at closing for the increase in the Credit Report.	10/30/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27989359	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							11/06/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Second Home	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27989359	XXXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.		Updated per guideline				Reviewer Comment (2024-12-04): Program flipped to Agency program per client. Exception cleared. Seller Comment (2024-12-04): (Rate Lock) Loan program should be Conforming DU Fixed. Reviewer Comment (2024-11-21): Client to review. AUS program does have minimum loan amount. Seller Comment (2024-11-19): (Rate Lock) There isn't a minimum loan amount per guidelines. I have uploaded the guideline. Please clarify.	12/04/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29586508	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-06): Undiscounted rate and price were provided. Seller Comment (2024-11-01): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	11/06/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29586508	XXXXX			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to three (3) business days from transaction date of XX/XX/XX 12:00:00 AM.	Loan was disbursed prior to midnight of third business day after consummation. Lender to re-open recission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery. Note: This exception will not be cleared until expiration of new recission period.				Reviewer Comment (2024-11-06): Final disbursement date verified. Seller Comment (2024-11-01): Please see the attached final Settlement Statement showing that the disbursement date was after the rescission period expired.	11/06/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29586508	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of XXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $34,586.31 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXXX or XXXX%).	QM Points and Fees threshold exceeded by $XXX or .XXX%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-11-06): Undiscounted rate and price were provided. Seller Comment (2024-11-01): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	11/06/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29586508	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/29/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29586508	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment (2024-11-04): Tax and Insurance amount considered from Schedule E of XXXXX. Exception is cleared. Seller Comment (2024-11-04): Hey team, we are using the XXXXX Tax returns for the REO piti(a). The Insurance is $1,332 and the taxes are $XXXXX on Schedule E. All other expenses listed on the 1003 were not expenses that we were able to add back per the XXXXX Schedule E Cash Flow Analysis. Thank you.	11/04/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28131688	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.							10/11/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29188173	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			11/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20994350	XXXXX			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $430,500.00 Provide updated policy reflecting minimum coverage of $XXXx OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-11-13): Additional coverage updated from Replacement Cost Estimator and document associated. Sufficient amount of insurance coverage available. Exception is cleared. Seller Comment (2024-11-13): RCE	11/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21216633	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification of appraisal was delivered to borrower was not provided							10/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21216633	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	This file was missing a copy of VVOE.				Reviewer Comment (2024-11-05): Per XXXXX guidelines, Paystub within 15 business days prior to the note date is acceptable to verify Employment. Exception is cleared. Seller Comment (2024-11-04): . This is a QM AUS loan, where we have to follow all requirements in the DU/LP. DU states the paystub is acceptable. Reviewer Comment (2024-10-31): Paystub is not acceptable in lieu of VVOE. Please provide VVOE or Third-Party Verification within 10 days of closing. Exception remains. Seller Comment (2024-10-30): See attached	11/05/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21216633	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.
Reviewer Comment (2024-11-05): Per XXXXX guidelines, Paystub within 15 business days prior to the note date is acceptable to verify Employment. Exception is cleared.

Seller Comment (2024-11-04): . This is a QM AUS loan, where we have to follow all requirements in the DU/LP. DU states the paystub is acceptable.

Seller Comment (2024-11-04): Investor condition is invalid because paystubs meet agency requirements for verifying employment; condition is being rebutted

Reviewer Comment (2024-10-31): Paystub is not acceptable in lieu of VVOE. Please provide VVOE or Third-Party Verification within 10 days of closing. Exception remains.

Seller Comment (2024-10-30): see attached

Seller Comment (2024-10-30): see attachde
																			11/05/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21216633	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.				Reviewer Comment (2024-11-05): Per XXXXX guidelines, Paystub within 15 business days prior to the note date is acceptable to verify Employment. Exception is cleared. Seller Comment (2024-11-04): . This is a QM AUS loan, where we have to follow all requirements in the DU/LP. DU states the paystub is acceptable.	11/05/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27058669	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23322481	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,388.75 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-06): Sufficient Cure Provided At Closing		11/06/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29220818	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			11/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26841429	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier receipt by borrower not found in file				Reviewer Comment (2024-11-05): XXXXX received XX/XX/XX CD 3 business days prior to consummation.	11/05/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26841429	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/25/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26841429	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure.							10/25/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25139779	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment (2024-11-21): Received and associated Insurance Verification. exception is cleared. Seller Comment (2024-11-20): This is in file. Attached again for your convenience. Please see page 1 under covered properties for property address 9 Commodore. Reviewer Comment (2024-11-18): Please provide Insurance Verification for REO property XXXXX as well. Exception remains. Seller Comment (2024-11-18): Ins for XXXXX	11/21/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25139779	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Please provide WVOE confirming borrower's start date. Per 1003 borrower has started employment in XXXXX.				Reviewer Comment (2024-11-18): Received and associated corrected VVOE within 10 business days of Note Date. Exception is cleared. Seller Comment (2024-11-18): Corrected VOE attached	11/18/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26125174	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/25/2024	2	B	B	B	B	B	B	B	B	B	B		OH	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26125174	XXXXX			Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	XXXXX Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
Reviewer Comment (2024-10-31): Received Acknowledgement of receipt of home mortgage loan information document, verified and updated the details. Exception Cleared.

Seller Comment (2024-10-31): Please see attached Acknowledgement of Receipt of Home Mortgage Loan Information Document and Trid Worksheet

Reviewer Comment (2024-10-30): Received acknowledgement of homeownership counseling. Exception is for XXXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document). Exception remains.

Seller Comment (2024-10-30): Please see attached Disclosure and Trid worksheet
																			10/31/2024			1	B	A	B	A	B	A	B	A	B	A		OH	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29742051	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/29/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29742051	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.
Reviewer Comment (2024-11-06): XXXXX received disclosure tracking for initial CD.

Seller Comment (2024-11-06): Audit Log- Bor's viewed on 10/17

Reviewer Comment (2024-11-06): XXXXX Consummation date is 10/21. 10/19 is day 1, 10/18 is day 2. Please provide documentation if the CD was received 10/17 (day 3) or earlier for review.

Seller Comment (2024-11-05): Audit Log for Initial CD dated 10/17, borrowers reviewed on 10/18

Reviewer Comment (2024-11-05): XXXXX receive CD was sent XX/XX/XX. 10/19 is day 1, 10/18 is day 2. Please provide documentation if the CD was received 10/17 (day 3) or earlier for review.

Seller Comment (2024-11-04): Initial CD Dated 10/17
																			11/06/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20894237	XXXXX			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $98,220.00 Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-11-05): Additional coverage updated from Replacement Cost Estimator and document associated. Sufficient amount of insurance coverage available. Exception is cleared.	11/05/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27066307	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and XXXXX business returns.				Reviewer Comment (2024-11-13): Client elects to waive. Reviewer Comment (2024-11-08): Client to review. Tax return extension in file.			11/13/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27599727	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-10-31): XXXXX received initial CD. Seller Comment (2024-10-30): Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX/XX/XX and consented to it on XX/XX/XX. This meets the 3 business days before the closing date of XX/XX/XX.	10/31/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27599727	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $823.60 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-25): Sufficient Cure Provided At Closing		10/25/2024		1	A	A	A	A	A	A	A	A	A	A		UT	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27795332	XXXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.		Loan amount doesn't minimum loan amount per guideline.
Reviewer Comment (2024-11-26): Guidelines updated to Agency guides. Exception cleared.

Reviewer Comment (2024-11-18): Page 4 of the XXXXX QM AUS Guidelines under the General Requirements section states that the minimum loan amount is $400,000. A copy of the guidelines has been added to the loan images for your reference. Exception remains.

Seller Comment (2024-11-14): All of XXXXX Conforming DU program guides in AllRegs and there is not 1 reference to any minimum loan amount. That being said, I noticed in their response that they are referring to a "GS AM AUS" program. Are they reviewing guides for the correct program? There is not 1 thing on our end or in AllRegs regarding a minimum loan amount for the "XXXXX Conforming DU" program specifically. Please  point out exactly where this is or provide the actual guidance as we do not agree with this.

Reviewer Comment (2024-11-06): Under the general requirements section of the XXXXX AM AUS Program guidelines, the minimum loan amount is noted at $400,000

Seller Comment (2024-11-05): Any update on my inquiry? Please advise.

Seller Comment (2024-10-31): There is nothing in place on this conforming loan showing there is a minimum loan amount requirement. Are you sure that this is mixed up with jumbo financing? Can you please point out this requirement on a conforming loan? Thanks!
																			11/26/2024			1	C	A	C	A	C	A	C	A	C	A		NM	Second Home	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27795332	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Review determined loan to be HPQM (APOR) instead of SHQM (APOR) as submitted.				Reviewer Comment (2024-11-26): Guidelines updated to Agency. Exception cleared.	11/26/2024			1	B	A	C	A	B	A	C	A	B	A		NM	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22384692	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification of appraisal was delivered to borrower was not provided							11/05/2024	2	B	B	B	B	B	B	B	B	B	B		CT	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27404570	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			11/04/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20731644	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-14): Received undiscounted rate/price. Exception cleared.	11/14/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20731644	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $22,635.49 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXXX%).	QM Points and Fees threshold exceeded by $XXXX or XXXX. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-11-14): Received undiscounted rate/price. Exception cleared.	11/14/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20731644	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Application Fee. Fee Amount of $350.00 exceeds tolerance of $300.00. Insufficient or no cure was provided to the borrower.	Application Fee was last disclosed as $300.00 on LE but disclosed as $350.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $50.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-11-22): XXXXX received Changed circumstance and supporting documents.

Reviewer Comment (2024-11-20): XXXXX received COC dated XX/XX/XX. However, we also required additional information and supporting documentation of timeline for the fee was increased. Please provide documentation of the reason for the increase in the fee What information was received that required the increase in the fee and when was that information received.

Seller Comment (2024-11-19): (XXXXX) Please advise why the COC dated XX/XX/XX is not sufficient to satisfy the "Application Fee" increase.  Thank you

Reviewer Comment (2024-11-15): XXXXX received COC dated XX/XX/XX whereas the fee increased on Cd dated XX/XX/XX for $350.Kindly provide a valid COC for the fee increased or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.
																			11/22/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20731644	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $700.00 exceeds tolerance of $650.00. Insufficient or no cure was provided to the borrower.	Processing Fee was last disclosed as $650.00 on LE but disclosed as $700.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $50.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-11-15): XXXXX received a valid COC.	11/15/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20731644	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $725.00 exceeds tolerance of $650.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $650.00 on LE but disclosed as $725.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $75.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-11-15): XXXXX received a valid COC.	11/15/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20731644	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $450.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower.	Appraisal Re-Inspection Fee was last disclosed as $150.00 on LE but disclosed as $450.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $300.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-12-03): XXXXX Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Reviewer Comment (2024-11-19): XXXXX received rebuttal and COC suffice, cure of $150 would be required for appraisal re-inspection fee. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2024-11-18): (XXXXX) After review of the COC docs provided, would a cure of $150 as opposed to $300 be sufficient?  The COC provided reflects the fee increase for DAIR associated with Hurricane XXXXX and should be sufficient to support $150 increase b/c report was obtained and provided.  Please advise after review.  Thank you
																				12/03/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20731644	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $12,201.80 exceeds tolerance of $10,801.00. Insufficient or no cure was provided to the borrower.	Transfer Tax was last disclosed as $10,801.00 on LE but disclosed as $12,201.80 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1,400.80, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-11-26): XXXXX received a valid COC. Reviewer Comment (2024-11-25): XXXXX received changed circumstance dated XX/XX/XX without valid COC. In order to clear this exception, kindly provide below documents. 1) Corresponding LE dated within 2 days of COC XX/XX/XX or Provide cure docs. Cure Docs consists of PCCD, LOE, Refund check and Proof of Mailing. Reviewer Comment (2024-11-15): XXXXX received COC dated XX/XX/XX. Kindly provide a valid COC as to why the fee increased or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.	11/26/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20731644	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC
Reviewer Comment (2024-11-12): Client elects to waive. Comp factors:
760 FICO, 72% LTV & owned home 6.5 yrs

Reviewer Comment (2024-11-08): Received inspection report reflects inspection date as XX/XX/XX however FEMA disaster end date is XX/XX/XX. Exception remains.

Seller Comment (2024-11-08): (XXXXX) There was a DAIR report dated XX/XX/XX verifying no damage due to Hurricane XXXXX.  A Final inspection was performed after XX/XX/XX to verify property complete, is an additional DAIR report required to verify no damage as a Result of Hurricane XXXXX if the final inspection was completed after the Declared Disaster date?
																					11/12/2024	2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20731644	XXXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of $231,835.94 is less than Cash From Borrower $XXXX. Missing evidence of earnest money deposit.				Reviewer Comment (2024-11-08): Source of the EMD deposits along with bifurcation received and associated. Sufficient funds available for CTC/reserves requirements. Exception is cleared.	11/08/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20731644	XXXXX			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.		Calculated Available for Reserves of $0.00 is less than AUS Available for Reserves of $1,271.00. Missing evidence of earnest money deposit.				Reviewer Comment (2024-11-08): Source of the EMD deposits along with bifurcation received and associated. Sufficient funds available for CTC/reserves requirements. Exception is cleared.	11/08/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20731644	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-11-11): XXXXX received XX/XX/XX CD 3 business days prior to consummation.	11/11/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22323282	XXXXX			Compliance	Compliance	Federal Compliance	Compliance	Subject to Rescission	Loan is subject to Rescission.					Reviewer Comment (2024-11-12): Received RTC. Exception cleared.	11/12/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22323282	XXXXX			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Right of Rescission Disclosure is missing from file.				Reviewer Comment (2024-11-12): Received RTC. Exception cleared. Seller Comment (2024-11-11): notice of right to cancel	11/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22323282	XXXXX			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which XXXXX impact high cost findings.					Reviewer Comment (2024-11-19): Received payoff statement. Exception cleared. Seller Comment (2024-11-18): payoff	11/19/2024			1		A		A		A		A		A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20476558	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $575.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $575.00 on LE but disclosed as $650.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $75.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-12-02): XXXXX received a detailed LOX. Seller Comment (2024-11-29): (XXXXX) Please refer to pg 14 of the document that was uploaded on XX/XX/XX to see the Appraisers Comments related to the fee on XX/XX/XX...."Proposed Fee of $650"; "Acceptance Notes: Floorplan Complexity, $1MM, office capacity". Thank you Reviewer Comment (2024-11-29): XXXXX received COC stating "complexity" however we required the reason as to what caused the property to be complex .Kindly provide detail reason for complexity in order to clear the exception	12/02/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21996109	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.
Reviewer Comment (2024-10-30): Client elects to waive

Reviewer Comment (2024-10-30): Client to review.

Seller Comment (2024-10-29): XX/XX/XX, per XXXXX B1-1-03, if the loan disburses between XXXXX and XXXXX of the current year, The most recent year's tax return is recommended; however, the previous year(s) is also acceptable. In the event the most recent year's tax return is not obtained, the lender must perform all of the following:

Obtain one of the following documents from the borrower:
copy of IRS Form 4868 (Application for Automatic Extension of Time to File U.S. Individual Income Tax Return) filed with the IRS, proof of the e-filing of Form 4868, or
confirmation of electronic payment(s), including the confirmation number, of all or part of the estimated income taxes.

Reviewer Comment (2024-10-28): Client to review.
																					10/30/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21996109	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.
Reviewer Comment (2024-10-30): Client elects to waive

Reviewer Comment (2024-10-30): Client to review.

Seller Comment (2024-10-29): XX/XX/XX, per XXXXX B1-1-03, if the loan disburses between XXXXX and XXXXX of the current year, The most recent year's tax return is recommended; however, the previous year(s) is also acceptable. In the event the most recent year's tax return is not obtained, the lender must perform all of the following:

Obtain one of the following documents from the borrower:
copy of IRS Form 4868 (Application for Automatic Extension of Time to File U.S. Individual Income Tax Return) filed with the IRS, proof of the e-filing of Form 4868, or
confirmation of electronic payment(s), including the confirmation number, of all or part of the estimated income taxes.
																					10/30/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21996109	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-10-30): Client elects to waive Reviewer Comment (2024-10-30): Client to review.			10/30/2024	2		B		B		B		B		B		CO	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21996109	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-10-30): Client elects to waive Reviewer Comment (2024-10-30): Client to review.			10/30/2024	2		B		B		B		B		B		CO	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24193690	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.				Reviewer Comment (2024-11-01): XXXXX received initial CD. Seller Comment (2024-10-31): Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX/XX/XX and consented to it on XX/XX/XX. This meets the 3 business days before the closing date of XX/XX/XX.	11/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24193690	XXXXX			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-11-06): Received and associated Final Title Policy with amount of title insurance coverage. Exception is cleared. Seller Comment (2024-11-06): XX/XX/XX cdl - Please see attached title policy.	11/06/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24193690	XXXXX			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-11-06): Title provided.	11/06/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28633266	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-94.00 exceeds tolerance of $-4,161.00. Sufficient or excess cure was provided to the borrower at Closing.	Lender Credits was last disclosed as $-4,161.00 on LE but disclosed as $-94.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure was provided to the borrower at Closing				Reviewer Comment (2024-11-19): Sufficient Cure Provided At Closing		11/19/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28633266	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end Date.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-11-22): Client elects to waive. Comp factors: 60% LTV, 816 FICO & 95mo reserves			11/22/2024	2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28292404	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/29/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27799418	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			11/05/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27390575	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/31/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21757543	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/28/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21757543	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/28/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21757543	XXXXX			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing a copy of the Home ownership Counseling disclosure or proof of the borrower's receipt within 3 days of the application date.							10/28/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21757543	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-11-05): XXXXX received CD dated XX/XX/XX	11/05/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21757543	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-11-05): XXXXX received LE dated XX/XX/XX	11/05/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23545341	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/21/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20791891	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification of appraisal was delivered to borrower was not provided							11/06/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22321953	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/28/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22321953	XXXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		The file was missing a copy of the AUS.				Reviewer Comment (2024-11-06): Received and associated AUS. Exception is cleared. Seller Comment (2024-11-06): du findings Seller Comment (2024-11-06): updated 1008 Buyer Comment (2024-11-05): GS does not permit manual UW on t his product Reviewer Comment (2024-10-31): Client to review. File is XXXXX QM AUS 30yr Fixed however per revised 1008 it is manual underwritten. Seller Comment (2024-10-31): revised approval docs	11/06/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22321953	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/28/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22321953	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-07): XXXXX received evidence of undiscounted rate and price.	11/07/2024			1	B	A	C	A	B	A	C	A	B	A		UT	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22321953	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXXXx).	QM Points and Fees threshold exceeded by $XXXX or .XXXX%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-11-07): XXXXX received evidence of undiscounted rate and price. Seller Comment (2024-11-05): Please see attached.	11/07/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22321953	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of XXXX is over disclosed by $177.00 compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX is over disclosed by $177.00 compared to the calculated Amount Financed of XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).				Reviewer Comment (2024-11-04): XXXXX received lender attestation regarding purpose of AMC and credit monitoring fees. Seller Comment (2024-11-01): The $12 Credit Monitoring Fee is not a finance charge. Please see attached LOE regarding the purpose of this fee. Seller Comment (2024-11-01): The $165 Appraisal Management Fee (AMC Fee) is not a finance charge. Please see attached LOE regarding the purpose of this fee.	11/04/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22321953	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXX is under disclosed by $177.00 compared to the calculated Finance Charge of $XXXX which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $177.00 compared to the calculated Finance Charge of $XXXX which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).				Reviewer Comment (2024-11-04): XXXXX received lender attestation regarding purpose of AMC and credit monitoring fees.	11/04/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22321953	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-11-04): XXXXX received disclosure summary for initial CD. Seller Comment (2024-11-01): Please see attached compliance log showing that the borrower acknowledged receipt of initial CD XX/XX/XX	11/04/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22217342	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $760.00 exceeds tolerance of $660.00. Sufficient or excess cure was provided to the borrower at Closing.	0% Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $760.00 exceeds tolerance of $660.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-04): Sufficient Cure Provided At Closing		11/04/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22217342	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			11/04/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20333790	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.				Reviewer Comment (2024-11-21): XXXXX received XX/XX/XX Initial CD, 3 business days prior to the consummation. Seller Comment (2024-11-19): Please see the attached Closing Disclosure and TRID worksheet with proof that both borrowers were sent an Initial Closing Disclosure on XX/XX/XX and the mailbox rule was applied. This meets the 7 business days before the closing date of XX/XX/XX.	11/21/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20333790	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $126.00 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $125.00 on LE but disclosed as $126.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, However evidence of cure in file in the amount of $1.00.				Reviewer Comment (2024-11-14): Sufficient Cure Provided At Closing		11/14/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20333790	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end Date.				Reviewer Comment (2024-11-22): Received Post Disaster inspection report, inspection date updated and document associated. Exception is cleared. Seller Comment (2024-11-22): Please see attached.	11/22/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26281253	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,980.90 exceeds tolerance of $4,980.00. Insufficient or no cure was provided to the borrower.	Transfer Tax Fee was last disclosed as $4,980.00 on LE but disclosed as $4,980.90 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $0.40, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-11-07): XXXXX received rebuttal and sufficient cure provided at closing.

Seller Comment (2024-11-06): Please see attached snip of the fee screen as proof that transfer tax was disclosed as $4,980.40 after the COFC was accepted on XX/XX/XX, the Loan Estimate disclosing the COFC, the COFC to increase Transfer tax on XX/XX/XX. Please see the attached Final Closing Disclosure and Tolerance Cure breakdown which shows the borrower was provided a credit at closing for the increase in the Transfer Tax.

Reviewer Comment (2024-10-30): XXXXX received rebuttal comment and agree with the comment. However, a document (system snip or compliance report) is required to confirm the amount disclosed on LE which was rounded off to verify and address the exception.

Seller Comment (2024-10-29): Per TILA Comment 1029.19(e)(3)(i)-7 the tolerance calculation should be using the unrounded LE numbers instead of the rounded LE numbers - see regs below. 7. Use of unrounded numbers. Sections 1026.37(o)(4) and 1026.38(t)(4) require that the dollar amounts of certain charges disclosed on the Loan Estimate and Closing Disclosure, respectively, to be rounded to the nearest whole dollar. However, to conduct the good faith analysis required under §1026.19(e)(3)(i) and (ii), the creditor should use unrounded numbers to compare the actual charge paid by or imposed on the consumer for a settlement service with the estimated cost of the service.
																			11/07/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26281253	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,980.90 exceeds tolerance of $4,980.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing.				Reviewer Comment (2024-11-07): Sufficient Cure Provided At Closing		11/07/2024		1		A		A		A		A		A		GA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26231644	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $16,280.00 exceeds tolerance of $13,613.00. Sufficient or excess cure was provided to the borrower at Closing.	Transfer Tax Fee Amount of $16,280.00 exceeds tolerance of $13,613.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-04): Sufficient Cure Provided At Closing		11/04/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26231644	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-11-14): Received Post Disaster inspection report, inspection date updated and document associated. Exception is cleared. Seller Comment (2024-11-14): Please see attached.	11/14/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29654851	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.							11/04/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23486721	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $865.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-01): Sufficient Cure Provided At Closing		11/01/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20493832	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-26): Received income documentation. Exception cleared. Seller Comment (2024-11-25): XX/XX/XX CW - See attached	11/26/2024			1	B	A	C	A	B	A	C	A	B	A		IL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20493832	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.	Income Document missing W-2, Paystub XXXXX/Wages.				Reviewer Comment (2024-11-26): Received income documentation. Exception cleared. Seller Comment (2024-11-25): XX/XX/XX CW - See attached	11/26/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20493832	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.	Income Document missing W-2, Paystub XXXXX/Wages.				Reviewer Comment (2024-11-26): Received income documentation. Exception cleared. Seller Comment (2024-11-25): XX/XX/XX CW - See attached	11/26/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20493832	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	XXXXX Income Docs Missing Paystubs and W-2.				Reviewer Comment (2024-11-21): Paystub and W-2 for the years XXXXX and XXXXX associated and details updated. Exception is cleared. Seller Comment (2024-11-21): XX/XX/XX CW - See attached income docs	11/21/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20493832	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Borrower XXXXX Income Docs Missing Paystubs, W-2.				Reviewer Comment (2024-11-21): Paystub and W-2 for the years XXXXX and XXXXX associated and details updated. Exception is cleared. Seller Comment (2024-11-21): XX/XX/XX CW - See attached income docs	11/21/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20493832	XXXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $501,719.01. No asset documation provided.				Reviewer Comment (2024-11-21): Bank Statement associated and details updated. Sufficient funds available for closing. Exception is cleared. Seller Comment (2024-11-21): XX/XX/XX CW - See attached XXXXX statement for funds to close.	11/21/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29968571	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-11-14): Received Post Disaster inspection report, inspection date updated and document associated. Exception is cleared. Seller Comment (2024-11-14): Please see attached.	11/14/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29968571	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			11/06/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21745030	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $201.33 exceeds tolerance of $120.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-13): Sufficient Cure Provided At Closing		11/13/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21903827	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							11/05/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28137426	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			11/04/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27726575	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/28/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27726575	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/28/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27726575	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	XXXXX, Mortgage statement is missing.
Reviewer Comment (2024-11-11): Most recent mortgage statement along with revised 1003 and AUS received and associated. Exception is cleared.

Seller Comment (2024-11-08): please see attached updated 1003, current statement and LP Findings to clear condition.

Reviewer Comment (2024-11-01): As per statement provided available credit reflects $399,047.23 however, final 1003 reflect $311,000 with monthly of $2,333. By using the available credit, we are getting monthly payment of $2992.85. Please provide the most updated statement to support final 1003 listed amount. Exception remains.

Seller Comment (2024-10-31): Please see statement for the XXX condition, this should have been in the shipping package but please see again.
																			11/11/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26403688	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Missing appraisal.				Reviewer Comment (2024-11-08): Received Property Inspection Report same verified and updated the details. Exception Cleared. Seller Comment (2024-11-07): Please see attached.	11/08/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	D	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26403688	XXXXX			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal document is not provided.				Reviewer Comment (2024-10-23): 1004 associated and details updated. Exception is cleared. Seller Comment (2024-10-23): Here we are	10/23/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	D	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26403688	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	D	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26403688	XXXXX			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing. Sec ID: 1		Appraisal document is not provided.				Reviewer Comment (2024-10-23): 1004 associated and details updated. Exception is cleared. Seller Comment (2024-10-23): Here we are	10/23/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	D	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22954269	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-11-21): Client elects to waive. Reviewer Comment (2024-11-20): Client to review. Tax return extensions provided. Seller Comment (2024-11-19): XX/XX/XX MM: The guidelines state the seller is not required to obtain any additional documentation or evaluate the income or loss from the self employment for each borrower who -is self-employed and self-employment is a secondary source income. The borrower is not using this business to qualify. Reviewer Comment (2024-11-15): Client to review. Tax return extensions provided.			11/21/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22954269	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-11-21): Client elects to waive. Reviewer Comment (2024-11-20): Client to review. Tax return extensions provided. Seller Comment (2024-11-19): XX/XX/XX MM: The guidelines state the seller is not required to obtain any additional documentation or evaluate the income or loss from the self employment for each borrower who -is self-employed and self-employment is a secondary source income. The borrower is not using this business to qualify. Reviewer Comment (2024-11-15): Client to review. Tax return extensions provided.			11/21/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22954269	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-11-21): Client elects to waive. Reviewer Comment (2024-11-20): Client to review. Tax return extensions provided. Seller Comment (2024-11-19): XX/XX/XX MM: The IRS has issued that the victims of Hurricane XXXXX do have until XX/XX/XX to file there taxes. I also did uploaded the non record of return that does provide proof that XXXXX returns were not filed but XXXXX Reviewer Comment (2024-11-15): Client to review. Tax return extensions provided.			11/21/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22954269	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-11-21): Client elects to waive. Reviewer Comment (2024-11-20): Client to review. Tax return extensions provided. Seller Comment (2024-11-19): XX/XX/XX MM: The guidelines state the seller is not required to obtain any additional documentation or evaluate the income or loss from the self employment for each borrower who -is self-employed and self-employment is a secondary source income. The borrower is not using this business to qualify. Reviewer Comment (2024-11-15): Client to review. Tax return extensions provided.			11/21/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22954269	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $130.00 exceeds tolerance of $129.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $130.00 exceeds tolerance of $129.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-13): Sufficient Cure Provided At Closing		11/13/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26707420	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			11/12/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Second Home	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26707420	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $165.25 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $165.25 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-12): Sufficient Cure Provided At Closing		11/12/2024		1	A	A	A	A	A	A	A	A	A	A		MI	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26707420	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/12/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Second Home	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24193631	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24193631	XXXXX			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The file was missing a copy of Rate lock document.							10/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24193631	XXXXX			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient.				Reviewer Comment (2024-11-07): Additional coverage updated from Replacement Cost Estimator and document associated. Sufficient amount of insurance coverage available. Exception is cleared.	11/07/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24193631	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22584867	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $317.12 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $317.12 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-31): Sufficient Cure Provided At Closing		10/31/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22584867	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/31/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25111722	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $750.00 exceeds tolerance of $641.00 plus 10% or $705.10. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-11): Sufficient Cure Provided At Closing		11/11/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25111722	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-25): Received lease agreement for property XXXXX. Currently DTI is within guidelines limit. Exception is cleared.	11/25/2024			1	B	A	C	A	B	A	C	A	B	A		WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25111722	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 61.75108% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	DTI failure is due to missing self-employment income documentation for both borrowers.
Reviewer Comment (2024-11-21): Received income documentation.Exception cleared.

Reviewer Comment (2024-11-21): Received income documentation, however still missing lease agreements or schedule E for REO rental income. Exception remains.

Reviewer Comment (2024-11-21): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XX PRIOR Exception Detail: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 60.73147% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)

Seller Comment (2024-11-20): XXXXX

Reviewer Comment (2024-11-19): Final 1003 reflects income from XXXXX and XXXXX and no income documents have been provided for this income. Exception remains.

Seller Comment (2024-11-18): See attached
																			11/21/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25111722	XXXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		DTI failure is due to missing self-employment income documentation for both borrowers.
Reviewer Comment (2024-11-25): Received lease agreement for property XXXXX. Currently DTI is within guidelines limit. Exception is cleared.

Seller Comment (2024-11-22): XXXXX - The XXXXX returns that were already uploaded include this property on the Schedule E.

Seller Comment (2024-11-22): XXXXX, is a 2nd Home so there is not any income

Seller Comment (2024-11-22): Receipt of rent and security deposit for XXXXX attached

Seller Comment (2024-11-22): Signed lease attached for XXXXX.

Reviewer Comment (2024-11-21): Received income documentation, however still missing lease agreements or schedule E for REO rental income. Exception remains.

Reviewer Comment (2024-11-21): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 60.73147% exceeds Guideline total debt ratio of 50.00000%.
																			11/25/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25111722	XXXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00. Missing asset documentation for accounts listed on final 1003, however no statements were provided in file.				Reviewer Comment (2024-11-21): Received borrower's asset documents verified and updated the details. Exception Cleared. Seller Comment (2024-11-20): all assets Reviewer Comment (2024-11-18): Currently we have EMD documents and 1 month bank statement for XXXXX and XXXXX and XXXXX. Other listed bank statements in final 1003 are missing in file. Please provide 2 months bank statements for assets used in file as per 1003. Exception remains. Seller Comment (2024-11-18): see attached	11/21/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25111722	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	The verification of employment is required and was not found in file.				Reviewer Comment (2024-11-18): Per guidelines, Paystub within 15 business days is acceptable in lieu of VVOE. Exception is cleared. Seller Comment (2024-11-18): updated 1003 attached Seller Comment (2024-11-18): The start date was transposed on the 1003. Start date is XX/XX/XX. See updated 1003 and VOEs attached.	11/18/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25111722	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		HOA Verification, Insurance Verification and Lease Agreement missing in file.
Reviewer Comment (2024-11-27): Received Schedule E. Exception cleared.

Seller Comment (2024-11-27): Signed tax page

Seller Comment (2024-11-27): This is in file and was uploaded with all the income docs on XX/XX/XX, attached again for your convenience. XXXXX with SCHEDULE E.

Reviewer Comment (2024-11-25): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XX PRIOR Exception Detail: Address: XXXXX, Address: XXXXX Address: XXXXX
EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XX PRIOR Exception Explanation: Lease Agreement
HOA Verification
Lease Agreement

Reviewer Comment (2024-11-25): 1040 with Schedule E for XXXXX is not available in file to calculate rental income for property XXXXX. Please provide complete set of 1040 with all schedules. Exception remains.

Seller Comment (2024-11-22): XXXXX lease and receipt for payment have been uploaded to the QM condition. XXXXX is a 2nd home and there is no income from it. Lastly, XXXXX is on the Schedule E for the XXXXX returns already uploaded,

Reviewer Comment (2024-11-21): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XX PRIOR Exception Explanation: HOA Verification, Insurance Verification, Lease Agreement
HOA Verification, Insurance Verification
HOA Verification, Insurance Verification, Lease Agreement

Reviewer Comment (2024-11-21): Received REO documents, However still missing Lease agreement for #XXXXX and XXXXX. and please provide HOA verification for XXXXX. Exception Remains.

Seller Comment (2024-11-20): XXXXX

Reviewer Comment (2024-11-18): HOA, Insurance, Tax Verification and Lease Agreement for above mentioned REO properties are missing in file. Please provide to clear this exception. Exception remains.

Seller Comment (2024-11-18): See attached
																			11/27/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25111722	XXXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Available for Closing is insufficient to cover Cash from Borrower. Missing asset documentation for accounts listed on final 1003, however no statements were provided in file.				Reviewer Comment (2024-11-21): Received borrower's asset documents verified and updated the details. Exception Cleared. Seller Comment (2024-11-20): all assets in file Reviewer Comment (2024-11-18): Currently we have EMD documents and 1 month bank statement for XXXXX and XXXXX and XXXXX. Other listed bank statements in final 1003 are missing in file. Please provide 2 months bank statements for assets used in file as per 1003. Exception remains. Seller Comment (2024-11-18): See attached	11/21/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25111722	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	DTI failure is due to missing self-employment income and asset documentation for both borrowers.				Reviewer Comment (2024-11-25): Received lease agreement for property XXXXX. Currently DTI is within guidelines limit. Exception is cleared.	11/25/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25111722	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 51.05316% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)					Reviewer Comment (2024-11-25): Received lease agreement for property XXXXX. Currently DTI is within guidelines limit. Exception is cleared. Seller Comment (2024-11-22): items to satisfy uploaded to other conditions above. Seller Comment (2024-11-22): items to satisfy uploaded to other conditions.	11/25/2024			1		A		A		A		A		A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24926731	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $123.60 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-29): Sufficient Cure Provided At Closing		10/29/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20057273	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	XXXXX: Mortgage statement is marked missing.				Reviewer Comment (2024-10-29): HELOC Agreement and Payment calculator in lieu of mortgage statement received and associated. Exception is cleared. Seller Comment (2024-10-28): XX/XX/XX AMB: Please note that the property at XXXXX does not have a mortgage statement because a new HELOC was just taken out on the property the same month as our subject transaction's closing date. Please see the attached HELOC agreement and settlement statement, along with the HELOC Interest Only Payment calculator to confirm the monthly payment amount.	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25026398	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							11/21/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Second Home	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25026398	XXXXX			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		Title Evidence is Missing.				Reviewer Comment (2024-11-22): Received title commitment. Exception cleared. Seller Comment (2024-11-22): See attached	11/22/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20180196	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			11/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21139351	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/24/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20311314	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20311314	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-01): Evidence of undiscounted rate and price received. Seller Comment (2024-10-28): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	11/01/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20311314	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of XXX5% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $62,733.00 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXX or XXXX%).					Reviewer Comment (2024-11-01): Evidence of undiscounted rate and price received. Seller Comment (2024-10-28): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	11/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20311314	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Rental income is being used to offset the PITA on the borrower's departure residence. The 1007 in file reflects market rent of $4550. The file was submitted with evidence the borrower was not qualified using the market rent but rather the lease agreement rent of $5200. Therefore, per the selling guide, the file must include copies of the security deposit and first month's rent check with proof of deposit for newly executed agreements. File is missing the required documentation.
Reviewer Comment (2024-11-01): Selling guides allow for use of 1007 to support rental income. Exception cleared.

Seller Comment (2024-11-01): XX/XX/XX AMB: Please be aware that the full guideline gives the option to provide either the Form 1000 Comparable Rent Schedule OR the two months rent payments, in addition to a copy of the lease agreement. One or the other is needed, but both are not required. This is highlighted on page 4 of the documentation provided.

Reviewer Comment (2024-10-30): Per XXXXX Selling guide:5306.4: Rental income from purchases and property acquired or placed in service in the current calendar year: Documentation verifying receipt of two months of rental payments or receipt of the security deposit and the first month's rental payment is required. Exception remains.

Seller Comment (2024-10-30): XX/XX/XX AMB: Please note that the selling guide requires a copy of the lease agreement and one of the following: (1) Form 1025 or 1007 OR (2) Documentation of receipt and deposit of the first month's rent and the security deposit. Please note that we provided both the lease agreement and a form 1007 to document this, the rent payment is not required.

Reviewer Comment (2024-10-29): Per selling guide, verifying two months of rental payments or the security deposit and first month's rental payment is required. Exception remains.

Seller Comment (2024-10-28): XX/XX/XX AMB: Please note that the 1007 was used to qualify for the rental income from the property at XXXXX. The selling guide only allows the rent amount to offset the property PITIA since the property is a primary conversion. $4,010.44 was used as the gross monthly rent because of this.
																			11/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26912668	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,950.00 exceeds tolerance of $825.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-01): Sufficient Cure Provided At Closing		11/01/2024		1	A	A	A	A	A	A	A	A	A	A		MN	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29894922	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier receipt by borrower not found in file				Reviewer Comment (2024-12-05): XXXXX received initial CD. Seller Comment (2024-12-04): Initial CD	12/05/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21741232	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							11/07/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21741232	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							11/07/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27470764	XXXXX			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.				Reviewer Comment (2024-11-13): XXXXX received LE dated XX/XX/XX	11/13/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27470764	XXXXX			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.							11/05/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27470764	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-11-13): XXXXX received LE dated XX/XX/XX Seller Comment (2024-11-12): (XXXXX) Initial LE was issued timely on XX/XX/XX. A COC with the LE dated XX/XX/XX was removing a borrower. Attached are the docs for your review Reviewer Comment (2024-11-11): The timing for the LE under § 1026.19(e)(1)(iii) is three business days from application. Initial LE issued XX/XX/XX. On this loan, the LE should have been issued within 3 business days of the broker application date of XX/XX/XX.	11/13/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22049703	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			11/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24683383	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							11/06/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24683383	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							11/06/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24683383	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $705.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Second Appraisal Fee was not disclosed on the LE and disclosed as $705.00 on the Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $705.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-11-29): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2024-11-27): Please see the attached Letter of Explanation, Refund Check, PCCD, and Proof of Delivery.		11/29/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24679165	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			11/13/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24679165	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $5,002.71 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Loan Originator Compensation Fee was last disclosed as $0.00 on Initial closing disclosure but disclosed as $5,002.71 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $5,002.71 a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-11-19): XXXXX received valid COC document. Seller Comment (2024-11-18): Disagree: Loan always had Loan Originator Compensation disclosed on the file. There was a Appraised Value change on XX/XX/XX that caused an adjustment to the LTV. Due to this, the price adjust for LTV changed to -0.450% making the final cost adjust as well. Final Cost to the Borrower of -0.347% or -$3,366.84. Please see attached lock confirmation and Closing Disclosure.	11/19/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	22191540	XXXXX			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-11-04): Desk Review associated and details updated. Exception is cleared.	11/04/2024			1	D	A	D	A	D	A	D	A	D	A		WA	Primary	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22191540	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/25/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22191540	XXXXX			Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		The Desk Review or Field Review effective date does not match the Appraisals effective date.				Reviewer Comment (2024-11-07): Desk review refers to original appraisal. Exception cleared.	11/07/2024			1		A		A		A		A		A		WA	Primary	Purchase		D	B	A	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27513543	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/12/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24351710	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/24/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24351710	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/24/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22162260	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/29/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27762431	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24954510	XXXXX			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX% or Final Disclosure APR ofXXX% is equal to or greater than the threshold of APOR 6.36% + 1.5%, or 7.86000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is equal to or greater than the threshold of APOR 6.36% + 1.5%, or 7.86000%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2024-11-15): Master policy is walls in. Exception cleared. Reviewer Comment (2024-11-14): Waterfall exception due to loan being HPML non-compliant; HPML designation is not the issue. Seller Comment (2024-11-08): Attached.	11/15/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24954510	XXXXX			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established)	Federal Higher-Priced Mortgage Loan (2013): Required supplemental insurance not escrowed on a 1st lien mortgage loan.	Required supplemental insurance not escrowed on a 1st lien mortgage loan.				Reviewer Comment (2024-11-15): Master policy is walls in. Exception cleared. Reviewer Comment (2024-11-14): Exception triggered because HO6 policy is not escrowed. HPML requires all borrower responsible (borrower paid not HOA paid) expenses to be escrowed. Seller Comment (2024-11-08): rebuttal attached.	11/15/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase
If escrow was established before consummation for one impound item but not the other (e.g. taxes but not insurance), cure available by escrowing item that was not previously included. Proof of new escrow setup required.
If no escrow account was established at or before consummation, no cure available.
																																						C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20473543	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,342.00 exceeds tolerance of $-4,648.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,522.00 exceeds tolerance of $-4,648.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-11-28): XXXXX received commentary and rate lock for change in pricing due to change in FICO. Seller Comment (2024-11-26): Assets and liabilities were updated by underwriting on XX/XX/XX which Decreased the FICO to 798 from 800 (XX/XX/XX) which decreased loan level pricing adjusters. A Closing Disclosure went out the same day to the borrower. Please see the attached Lock Confirmation and Closing disclosure.	11/28/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20473543	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Preliminary title policy does not state a coverage amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			11/25/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21207811	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-11): Evidence of the undiscounted rare and undiscounted rate price was provided. Seller Comment (2024-11-05): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	11/11/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21207811	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXX).	XXXXX Points and Fees exceed allowable threshold by $XXXX%.				Reviewer Comment (2024-11-11): Evidence of the undiscounted rare and undiscounted rate price was provided. Seller Comment (2024-11-05): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	11/11/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20604653	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXon a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXXX%).	QM Points and Fees threshold exceeded by $XXX or XXXX%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-11-11): Received undiscounted rate/price. Exception cleared. Seller Comment (2024-11-08): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	11/11/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20604653	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-11): Received undiscounted rate/price. Exception cleared. Seller Comment (2024-11-08): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	11/11/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27259046	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-04): Undiscounted rate price provided, exception cleared Seller Comment (2024-11-01): CT XX/XX/XX: See attached passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be excluded from QM. The allowable 1% bonafide is $12,600.00. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate.	11/04/2024			1	B	A	C	A	B	A	C	A	B	A		IN	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27259046	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXXon a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXXX%).	Points and Fees on subject loan of XXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX0 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXXX%).				Reviewer Comment (2024-11-04): Undiscounted rate price provided, exception cleared Seller Comment (2024-11-01): CT XX/XX/XX: See attached passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be excluded from QM. The allowable 1% bonafide is $12,600.00. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate.	11/04/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26089443	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/02/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26089443	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.	Final Closing Disclosure provided on XX/XX/XX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.				Reviewer Comment (2024-11-27): Sufficient Cure Provided At Closing		11/27/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26089443	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Final Closing Disclosure provided on XX/XX/XX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.				Reviewer Comment (2024-11-27): Sufficient Cure Provided At Closing		11/27/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20832306	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-11-22): Client elects to waive. Comp factors: 51% LTV, 758 FICO & 80mo reserves Reviewer Comment (2024-11-20): Client to review, appraisal completed XX/XX/XX.			11/22/2024	2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23775516	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-12-02): SitusAMC received 10/31/2024 CD 3 business days prior to consummation. Seller Comment (2024-12-02): Initial CD	12/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26088535	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-14): Offset provided for seller paid discount points. Exception cleared. Seller Comment (2024-11-11): A portion of the fee's are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges.	11/14/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26088535	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of 3.81341% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $44,600.05 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $9,513.29 or .81341%).	Points and Fees on subject loan of 3.81341% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $44,600.05 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $35,086.76				Reviewer Comment (2024-11-14): Offset provided for seller paid discount points. Exception cleared. Seller Comment (2024-11-11): A portion of the fee's are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges.	11/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26088535	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			11/06/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25657202	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-11-14): Received Post Disaster inspection report, inspection date updated and document associated. Exception is cleared. Seller Comment (2024-11-14): Please see attached.	11/14/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25657202	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing a copy of the required HOA document for XXXXX				Reviewer Comment (2024-11-12): Received HOA verification same verified and updated. Exception cleared. Seller Comment (2024-11-11): XX/XX/XX MM: Please see attached copy of HOA docs	11/12/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25657202	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $17,594.60 exceeds tolerance of $17,576.40. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $17,594.60 exceeds tolerance of $17,576.40. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-05): Sufficient Cure Provided At Closing		11/05/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21514514	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,400.00 exceeds tolerance of $1,200.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-18): Sufficient Cure Provided At Closing		11/18/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28006136	XXXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			11/19/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20627722	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			11/01/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20627722	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $13,673.50 exceeds tolerance of $9,079.00 plus 10% or $9,986.90. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $13,673.50 exceeds tolerance of $9,079.00 plus 10% or $9,986.90. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-01): Sufficient Cure Provided At Closing		11/01/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20627722	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $5,000.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $5,000.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-01): Sufficient Cure Provided At Closing		11/01/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20627722	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-01): Sufficient Cure Provided At Closing		11/01/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28674969	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/30/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20488584	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			11/21/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28383703	XXXXX			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign Consent Agreement is missing.				Reviewer Comment (2024-11-13): Received e-sign consent, verified and updated accordingly. Exception cleared. Seller Comment (2024-11-12): Please see disclosure tracking details and system screen shot for proof of econsent accepted by both borrowers on XX/XX/XX.	11/13/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26502578	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of XXXX%).	QM Points and Fees threshold exceeded by $XXXX. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-11-15): Offset provided for seller paid discount points. Exception cleared. Seller Comment (2024-11-12): A portion of the Discount charge are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges. See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	11/15/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26502578	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-15): Offset provided for seller paid discount points. Exception cleared. Seller Comment (2024-11-12): A portion of the Discount charge are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges. See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	11/15/2024			1	B	A	C	A	B	A	C	A	B	A		UT	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28965119	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	LE issued XX/XX/XX and received XX/XX/XX, which was on same day of Closing Disclosure issued XX/XX/XX.				Reviewer Comment (2024-11-15): Draft CD not provided to consumer per lender attestation. CD not signed by consumer and does not appear as provided on disclosure tracking provided.	11/15/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28965119	XXXXX			Compliance	Compliance	State Compliance	Misc. State Level	Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	XXXXX Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable					Reviewer Comment (2024-11-21): Client elects to waive. Reviewer Comment (2024-11-19): Client to review.			11/21/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21767394	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	HOA Verification missing in file.				Reviewer Comment (2024-11-21): Considered Taxes and Insurance from Schedule E also received confirmation for remaining amounts. Exception is cleared. Seller Comment (2024-11-20): Please see attached Reviewer Comment (2024-11-20): Per final 1003 shows monthly expenses 347.33, as calculated per schedule E, taxes monthly $79.33 and insurance monthly $34.42 remaining $233.58 ($347.33 - $34.42 - $79.33 =$233.58) has no supporting document. Please provide supporting for same. Exception remains. Seller Comment (2024-11-19): Please see attached. Thank you!	11/21/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20053678	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $340.00 exceeds tolerance of $220.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $340.00 exceeds tolerance of $220.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-11-13): XXXXX received a valid COC. Reviewer Comment (2024-11-12): XXXXX received COC dated XX/XX/XX, however there is only one credit report available in file. Please provide the other report to re-evaluate the exception.	11/13/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20053678	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC
Reviewer Comment (2024-11-12): Client elects to waive. Comp factors:
755 FICO, 68% LTV & 709k in reserves

Buyer Comment (2024-11-12): XXXXX to review

Seller Comment (2024-11-12): (XXXXX) Could you please re-assign to "buyer" so that they can review the re-inspection dated after the declared "start date" verifying no damage.  Thank you

Reviewer Comment (2024-11-08): Received inspection report/442- Certificate of completion reflects inspection date as XX/XX/XX however FEMA disaster end date is XX/XX/XX. Exception remains.

Seller Comment (2024-11-08): (XXXXX) The final inspection was dated after the declaration date and specifically noted Hurricane XXXXX and XXXXX.  Would you please re-assign to Buyer to review if not sufficient for them to review and clear.  Thank you
																					11/12/2024	2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23340253	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/21/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23340253	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $890.00 exceeds tolerance of $840.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $890.00 exceeds tolerance of $840.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-19): Sufficient Cure Provided At Closing		11/19/2024		1	A	A	A	A	A	A	A	A	A	A		MI	Second Home	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23340253	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-19): Sufficient Cure Provided At Closing		11/19/2024		1	A	A	A	A	A	A	A	A	A	A		MI	Second Home	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21147058	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/25/2024	2	B	B	B	B	B	B	B	B	B	B		ID	Second Home	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24843034	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end dated.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-11-25): Client elects to waive. Comp factors: 796 FICO, 75% LTV & 49mo reserves Reviewer Comment (2024-11-22): Client to review. The appraisal was performed after the FEMA declaration start date but prior to the declared end date. The subject property is located in a FEMA disaster that does not have a declared end date.			11/25/2024	2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24843034	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $116.00 exceeds tolerance of $90.00 plus 10% or $99.00. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $116.00 exceeds tolerance of $90.00 plus 10% or $99.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-20): Sufficient Cure Provided At Closing		11/20/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	24843034	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient Cure provided at Closing.				Reviewer Comment (2024-11-20): Sufficient Cure Provided At Closing		11/20/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21057553	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end Date.				Reviewer Comment (2024-11-19): Received Property Inspection report verified and updated the details. Exception Cleared. Seller Comment (2024-11-19): Please see attached.	11/19/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26403636	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							11/14/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26403636	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - XXXXX	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XX are underdisclosed.	The final CD did not disclose an Amount of Non-Escrowed Property Costs over Year 1 as on page 4; however the HOA dues total $83.33.00 per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $7,496.00 monthly, correct amount is $7,579.34. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2024-11-25): XXXXX Received Corrected PCCD and LOE. Seller Comment (2024-11-25): Disclosed PCCD and LOX attached		11/25/2024		2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26403636	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/14/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26403636	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/14/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	23353990	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-14): Sufficient Cure Provided At Closing		11/14/2024		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	23353990	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $194.63 exceeds tolerance of $120.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $194.63 exceeds tolerance of $120.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-14): Sufficient Cure Provided At Closing		11/14/2024		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27411621	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $950.00 exceeds tolerance of $360.00 plus 10% or $396.00. Sufficient or excess cure was provided to the borrower at Closing.	Total amount of $950.00 exceeds tolerance of $360.00 plus 10% or $396.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-14): Sufficient Cure Provided At Closing		11/14/2024		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20818370	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/19/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20818370	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $103.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $100.00 on LE but disclosed as $103.00 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-15): Sufficient Cure Provided At Closing		11/15/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20818370	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $116.00 exceeds tolerance of $90.00 plus 10% or $99.00. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $26.00 due to increase of recording fee. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-15): Sufficient Cure Provided At Closing		11/15/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	20818370	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos, and the property must be inspected.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-03): Client elects to waive. Comp factors: 756 FICO, 75% LTV & 38% DTI Reviewer Comment (2024-11-25): Client to review. Inspection report provided in file is post disaster declaration date and end date is not yet reflect in system. Seller Comment (2024-11-25): Please see attached.			12/03/2024	2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	22998698	XXXXX			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-01-23): .			12/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21436609	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-15): SHQM (APOR) Seller Comment (2024-11-11): A portion of the fee's are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges.	11/15/2024			1	B	A	C	A	B	A	C	A	B	A		UT	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21436609	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXXX).	QM Points and Fees threshold exceeded by $XXXX%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-11-15): Itemization of seller credit brought QM fees under 3%. Seller Comment (2024-11-11): A portion of the fee's are being covered by Seller Credits. Please see attached Itemization of Settlement Fees and Charges.	11/15/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	21436609	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-05): Sufficient Cure Provided At Closing		11/05/2024		1	A	A	A	A	A	A	A	A	A	A		UT	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	21436609	XXXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Account ending in XXXXX reflect unsourced/explained large deposit and as such the funds were not included int eh borrower's available funds for closing.
Reviewer Comment (2024-11-18): Bank statements for 2 months and sourced of large deposit associated and details updated. Sufficient funds available for CTC requirements. Exception is cleared.

Seller Comment (2024-11-15): XX/XX/XX CW - See attached

Reviewer Comment (2024-11-13): Available bank statement for XXXXX are from XX/XX/XX are not for 2 months. Please provide 2 months consecutive bank statements prior to closing. Exception remains.

Seller Comment (2024-11-13): XX/XX/XX CW - $300,000 deposit was a cashiers to check from the borrower's business to the borrowers personal account. See attached documentation sourcing deposit.
																			11/18/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24172619	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	-	Per final 1003 loan information section, the occupancy reflects as second home however, declaration section shows "Will you occupy the property as your primary residence?" has been marked as yes.				Reviewer Comment (2024-11-20): Corrected 1003 was provided. Seller Comment (2024-11-20): Please advise on clear of suspense Seller Comment (2024-11-18): Corrected 1003	11/20/2024			1	C	A	C	A	C	A	C	A	C	A		WI	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24172619	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-12): Sufficient Cure Provided At Closing		11/12/2024		1	A	A	A	A	A	A	A	A	A	A		WI	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25507629	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-22): Received undiscounted rate/price. Exception cleared. Seller Comment (2024-11-22): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	11/22/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25507629	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXX).	QM Points and Fees threshold exceeded by $1XXXX. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations. The Undiscounted Interest Rate Price was not provided on the QM Breakdown.				Reviewer Comment (2024-11-22): Received undiscounted rate/price. Exception cleared. Seller Comment (2024-11-22): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	11/22/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25507629	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,641.25 exceeds tolerance of $6,100.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-19): Sufficient Cure Provided At Closing		11/19/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	26429834	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after XX/XX/XX declared end date.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-03): Client elects to waive. Comp factors: 220mo reserves, 785 FICO & 71% LTV Reviewer Comment (2024-11-22): Client to review. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.			12/03/2024	2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26880954	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.				Reviewer Comment (2024-12-03): XXXXX received proof of earlier electronic receipt Seller Comment (2024-12-02): Disagree - Please see the attached TRID Disclosure History and revised Loan Estimate that shows the borrower was sent the revised Loan Estimate on XX/XX/XX and consented to it on XX/XX/XX. This meets the 4 business day cool off before the closing date of XX/XX/XX.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	26880954	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank XXXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.					Reviewer Comment (2024-12-05): Client elects to waive. Reviewer Comment (2024-12-04): Client to review. Seller Comment (2024-12-02): Please see attached "Borrower Acknowledgement or Waiver regarding Receipt of Appraisal Report". The Borrower waived their right to receive the appraisal prior to Closing.			12/05/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27170517	XXXXX			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign Consent agreement is missing in file.				Reviewer Comment (2024-10-16): E consent provided for both borrowers. Buyer Comment (2024-10-16): XXXXX I have a re-review of the e-consent condition on the above loan? Reviewer Comment (2024-10-16): Received E-signed consent for borrower XXXXX however borrower XXXXX E-signed consent not provided. exception remains. Buyer Comment (2024-10-15): E-consent	10/16/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27170517	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	1084 or income worksheet for borrower (XXXXX) is missing in file.				Reviewer Comment (2024-10-23): Borrowers income was validated by DU. The AUS and TWN provided are sufficient. Reviewer Comment (2024-10-22): Require 1084 or income worksheet for borrower (XXXXX) . Exception remains Buyer Comment (2024-10-21): Per Lender: DU validated the borrower's income, is this acceptable? Reviewer Comment (2024-10-16): The income worksheets provided are for the co-borrower. Provide a income worksheet for the borrower. Buyer Comment (2024-10-16): Income worksheet	10/23/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27170517	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Earlier receipt of Closing disclosures was not provided.				Reviewer Comment (2024-10-16): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Buyer Comment (2024-10-15): Initial CD	10/16/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28369086	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment (2024-10-04): Exception cleared - The total amount is for the taxes, So insurance is not required. Buyer Comment (2024-10-03): Please see D0234 pg 610 & D0235 pg 612, the tax amounts for the two parcels were used to qualify. Please waive Reviewer Comment (2024-10-02): Exception remains, Property history report states REO XXXXX is land only and Tax amount is verified as monthly $XXXXX still required documentation for remaining amount of $59.63 for other payments. Buyer Comment (2024-10-01): Please see D0054 pg 704, this address is land only.	10/04/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28369086	XXXXX			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Only 1 month for this account was provided. Guides require 2 months.
Reviewer Comment (2024-10-08): As per AUS point number 25 -recent depository or brokerage account statement is required. same is available on file. Exception Cleared.

Buyer Comment (2024-10-07): The acct listed is not a depository account, it's a retirement account and falls under line 25. Please waive.

Reviewer Comment (2024-10-04): Exception Remains - As per DU in Assets section point 26(1) states required verification of deposit or bank statements covering 2 month period. Provide additional month bank statement.

Buyer Comment (2024-10-03): Please waive, per DU D0207 pg 16 line 25 only most recent statement required.
																			10/08/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29675863	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/20/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27399059	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $280.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-23): Sufficient Cure Provided At Closing		10/23/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27399059	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall due to missing most recent two month bank statements for #XXXXX.				Reviewer Comment (2024-11-06): Exception Cleared, received updated AUS with LP Findings and 1008 required 1-month bank statement. Buyer Comment (2024-11-04): LP requirement Buyer Comment (2024-11-04): Please see attached	11/06/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27399059	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Most recent two month bank statements required and missing for #XXXXX.				Reviewer Comment (2024-11-06): Exception Cleared, received updated AUS with LP Findings and 1008 required 1-month bank statement.	11/06/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	27399059	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall due to missing most recent two month bank statements for #XXXXX.				Reviewer Comment (2024-11-06): Exception Cleared, received updated AUS with LP Findings and 1008 required 1-month bank statement.	11/06/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28319206	XXXXX			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XX, prior to three (3) business days from transaction date of XX/XX/XX 12:00:00 AM.					Reviewer Comment (2024-11-08): Received final Alta statement. Condition cleared. Buyer Comment (2024-11-06): Please see attached Final Alta	11/08/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28319206	XXXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,508.00 exceeds tolerance of $-4,783.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-01): Sufficient Cure Provided At Closing		11/01/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	27854934	XXXXX			Credit	Guideline	Guideline Issue	Guideline	Borrower has been on current job less than 2 years, and prior employment history was not documented as required.	-	Borrower has been on current job less than 2 years, and prior employment history was not documented as required.				Reviewer Comment (2024-11-15): Prior employment document provided exception cleared. Buyer Comment (2024-11-14): Please see D0331 and D0336 as proof of prior employment.	11/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25894413	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Free & clear document is missing in file for REO properties XXXXX; XXXXX; XXXXX; XXXXX. Also HOA doc is missing for XXXXX.				Reviewer Comment (2024-10-31): Received updated 1003/1008/AUS Exception Cleared Buyer Comment (2024-10-29): 1003 Buyer Comment (2024-10-29): AUS Reviewer Comment (2024-10-21): Received property search page for REO XXXXX however amount not matching with search page and 1003. provided updated 1003/1008/AUS document with the same HOA amount. Exception remains. Buyer Comment (2024-10-18): HOA Reviewer Comment (2024-10-15): Received Evidence of Free and clear for all property however HOA doc is still missing for XXXXX. Exception Remains Buyer Comment (2024-10-11): Various Documents	10/31/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25894413	XXXXX			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-	Fraud report is missing in file.				Reviewer Comment (2024-10-09): Fraud Report received. Exception cleared Buyer Comment (2024-10-08): Fraud Report	10/09/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25894413	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Bid tape designation is Safe Harbor QM (APOR). Loan is testing as Higher Priced QM (APOR). This XXXXX be re-designated upon request.				Reviewer Comment (2024-10-07): Client request to re-designate to HPQM. Buyer Comment (2024-10-04): Please re-designate to HPQM	10/07/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	25894413	XXXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing 1084 income worksheets for XXXXX and XXXXX.				Reviewer Comment (2024-10-15): Income calculation worksheet received for XXXXX and XXXXX.. Exception cleared Buyer Comment (2024-10-11): 1084	10/15/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25894413	XXXXX			Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Two bank statements in file missing 3rd consecutive bank statement that aligns with YTD P&L for XXXXX.				Reviewer Comment (2024-11-15): Received XXXXX Business statement for XXXXX. Exception Cleared Buyer Comment (2024-11-13): XXXXX Reviewer Comment (2024-11-07): Received XX/XX/XX month business bank statement aligned with YTD P&L date of XX/XX/XX. Exception Remains Buyer Comment (2024-11-05): XXXXX statement Reviewer Comment (2024-10-15): Received XX/XX/XX and XX/XX/XX for XXXXX. Exception Remains Buyer Comment (2024-10-11): Assets	11/15/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25894413	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Client request to re-designate to HPQM.				Reviewer Comment (2024-10-07): This is an EV2 informational , accepted and waived by client/investor.			10/07/2024	2		A		B		B		B		A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	25894413	XXXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per AUS DTI is 36.11 vs calculated DTI 39.14, diff is 3.03 due to review using YTD P&L most conservative approach for XXXXX. provide updated AUS and 1008 in order to meet V11 attribute requirements.				Reviewer Comment (2024-11-19): Meets XXXXX guides. Buyer Comment (2024-11-19): Upon further review loan is reviewed to XXXXX guides. Loan was approved to XXXXX guidelines, the AUS XX/XX/XX rounded down to 3% and is within tolerance.	11/19/2024			1		A		A		A		A		A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29685607	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-10-11): Asset received to meet Reserve and cash to close. Exception cleared	10/11/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29685607	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	YTD P&L, YTD Balance Sheet and third party verification is missing for XXXXX Business				Reviewer Comment (2024-11-04): Lenders accepts and waived other requirements to EV2. Reviewer Comment (2024-09-19): Received Third party Verification for Sch-C income as Borrower is XXXXX with license issue date of XX/XX/XX (More than 5 year verified) however still missing, YTD P&L , YTD Balance Sheet and 3 months Bank statement realigned with YTD P&L is missing for XXXXX (XXXXX) Business.((Income from schedule C could be excluded and exception for additional documentation removed). Exception remains Buyer Comment (2024-09-17): P&L, VVOE	11/04/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29685607	XXXXX			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Homeownership Counseling List disclosure is missing				Reviewer Comment (2024-09-19): Received Homeownership disclosure Exception cleared Buyer Comment (2024-09-17): Disclosures	09/19/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29685607	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,318.75 exceeds tolerance of $-10,000.00. Insufficient or no cure was provided to the borrower.	Lender Credit was disclosed as -$10,000 on Initial LE and-1,318.75 in Final CD .File does not contain a valid COC for this fee.				Reviewer Comment (2024-09-25): XXXXX received valid COC document. Buyer Comment (2024-09-24): Please cancel. There is a valid COC for the rate lock D0272 for the LE dated XX/XX/XX D0157	09/25/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29685607	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,000.00 exceeds tolerance of $800.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was disclosed as $800 on Initial LE and $1,000 in Final CD .File does not contain a valid COC for this fee, nor cure was provided.				Reviewer Comment (2024-09-24): XXXXX received a valid COC. Buyer Comment (2024-09-23): Per Seller lender rep XXXXX: Appraiser stated the increase was due to "Larger home with limited similar sales data."	09/24/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29685607	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for XXXXX. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	XXXXX was disclosed as $0.00 on Initial LE and 175 in Final CD .File does not contain a valid COC for this fee, nor cure was provided.				Reviewer Comment (2024-09-24): XXXXX received a valid COC. Buyer Comment (2024-09-23): XX/XX/XX COC	09/24/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29685607	XXXXX			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign Consent Agreement is missing				Reviewer Comment (2024-10-30): Received E-sign Consent Agreement. Exception Cleared Buyer Comment (2024-10-30): Esign Consent Agreement from initial disclosure Reviewer Comment (2024-10-16): Received E-Sign consent agreement of XXXXX. Provide E-Sign Consent agreement at time of Application. Exception Remains Buyer Comment (2024-10-15): e-consent	10/30/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29685607	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Fraud Report noted Property XXXXX in REO Schedule with Mortgage Payment of XXXX, however Mortgage statement is missing. Additionally Require updated 1003 with REO XXXXX.
Reviewer Comment (2024-10-29): Received required documents.

Reviewer Comment (2024-10-16): Received New purchase Property CD, however still require Updated 1003 with this REO property Included in REO Section as it is missing. Exception Remains

Buyer Comment (2024-10-16): Correct CD for XXXXX

Buyer Comment (2024-10-16): CD

Reviewer Comment (2024-09-25): Provide Loan estimate as Supporting document and also provided updated 1003 with Property mentioned in REO document as it is included in DTI calculation, however no supporting document provided.

Buyer Comment (2024-09-23): Per lender : This is a future Loan that is also UW by XXXXX that will not close until XXXXX.
																			10/29/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29685607	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	YTD P&L , YTD Balance Sheet and 3 months Bank statement realigned with YTD P&L is missing for XXXXX (XXXXX) Business. Additionally require XXXXX 1040 with Sch-C and XXXXX 1040 Transcript if Sch-C Business Operating less than 5 years. (Income from schedule C could be excluded and exception for additional documentation removed).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	150 vs 3	SitusAMC,Aggregator
Reviewer Comment (2024-11-04): Lenders accepts and waives with compensating factors.

Reviewer Comment (2024-10-11): Received Multiple Personal Account statements, please highlight Account number and the Deposits linked to the Sch-C Business to test the YTD P&L income, Additional require YTD P&L and Balance sheet as provided is for Other business (Income from schedule C could be excluded and exception for additional documentation removed).

Buyer Comment (2024-10-10): Bank statement

Reviewer Comment (2024-09-19): Received Third party Verification for Sch-C income as Borrower is XXXXX with license issue date of XX/XX/XX17 (More than 5 year verified) however still missing, YTD P&L , YTD Balance Sheet and 3 months Bank statement realigned with YTD P&L is missing for XXXXX (XXXXX) Business.((Income from schedule C could be excluded and exception for additional documentation removed). Exception remains

Buyer Comment (2024-09-17): CPA verification LOE
																					11/04/2024	2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29685607	XXXXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Assets for Closing of $481,014.94 is less than Cash From Borrower $XXX. File missing Bank statement for account # XXXXX, XXXXX, XXXXX and XXXXX.				Reviewer Comment (2024-10-11): Require Asset received exception cleared Reviewer Comment (2024-09-19): Received Bank statement of Account XXXXX and XXXXX, Still require Require XX/XX/XX statement for Account # XXXXX as provided statement is not consecutive, Additionally Require Bank statement of account # XXXXX and XXXXX as there are Large deposit noted in provided statement as internal transfer. Exception remains Buyer Comment (2024-09-17): assets	10/11/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29685607	XXXXX			Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		3 Months Business accounts aligned with YTD P&L for Sch-C Business is missing	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	150 vs 3	SitusAMC,Aggregator	Reviewer Comment (2024-11-04): Lender accepts and agrees to waive with compensating factors. Buyer Comment (2024-11-04): Please see attached exception from XXXXX.			11/04/2024	2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29685607	XXXXX			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Lender used monthly tax amount $XXXXX/monthly where Tax calculation worksheet shows $XXXXX. Updated Tax Cert is missing
Reviewer Comment (2024-11-01): AUS and PCCD provided.

Buyer Comment (2024-10-30): PCCD

Reviewer Comment (2024-10-29): Recieved updated 1003/1008/AUS. still missing PCCD with Correction Tax amount. Exception remains

Buyer Comment (2024-10-25): Per lender : Updated AUS 1008 and URLAs

Reviewer Comment (2024-10-11): Provide updated 1003,AUS, 1008 and PCCD withy correction Tax amount. Exception Remains

Buyer Comment (2024-10-09): Per Lender: Here are the tax calculations. This is new construction and taxes are waived. Please advise what documentation you would like us to correct since escrows are waived
																			11/01/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29685607	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided		Provide HOA document to support Subject Property Monthly HOA Fee of $337.50 as appraisal report listed $2700/Annually ($225/monthly).				Reviewer Comment (2024-11-01): PCCD and AUS provided Buyer Comment (2024-10-31): D0340 Pg 28 reflects AUS with HOA of $225 Buyer Comment (2024-10-30): PCCD Reviewer Comment (2024-10-29): Received updated 1003/1008 still missing updated AUS and PCCD with correction in HOA amount to $225. Exception Remains Buyer Comment (2024-10-28): 1003 / 1008 Reviewer Comment (2024-10-16): Received updated AUS, however still missing Correct 1003/1008 and PCCD with correction HOA amount. Exception Remains Buyer Comment (2024-10-15): AUS with updated HOA Buyer Comment (2024-10-15): HOA	11/01/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29685607	XXXXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide Final CD/HUD/Closing statement to support Previous Primary XXXXX is being sold				Reviewer Comment (2024-09-19): Received Seller CD of Previous Primary XXXXX. Exception Cleared Buyer Comment (2024-09-17): HUD 1 sale of REO	09/19/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29685607	XXXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Assets for Closing of $481,014.94 is less than Cash From Borrower $XXXX. File missing Bank statement for account # XXXXX, XXXXX, XXXXX and XXXXX.				Reviewer Comment (2024-10-11): Require Asset received exception cleared Buyer Comment (2024-10-09): Please see attached bank statements.	10/11/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29685607	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-10-11): Asset received to meet Reserve and cash to close. Exception cleared	10/11/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24535939	XXXXX			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-	Fraud Report is missing in file				Reviewer Comment (2024-10-29): Fraud report received. Exception Cleared Buyer Comment (2024-10-28): fraud	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		ID	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24535939	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2024-11-04): Original Appraisal Report received. Exception Cleared Buyer Comment (2024-10-31): Original Appraisal Buyer Comment (2024-10-31): Original Appraisal report Buyer Comment (2024-10-31): Appraisal report	11/04/2024			1	B	A	B	A	B	A	B	A	B	A		ID	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	24535939	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Secondary - Proof in file appraisal was provided XX/XX/XX and the loan closed XX/XX/XX.				Buyer Comment (2024-10-28): Secondary appraisal completed on consummation date not delivered 3 business days prior to closing. Provided on XX/XX/XX. Acknowledged non material EV2.			10/28/2024	2	B	B	B	B	B	B	B	B	B	B		ID	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29813564	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	-	Subject transaction is Second Home however primary occupancy selected as Yes on 1003 declaration.				Reviewer Comment (2024-10-29): Received an updated 1003. Exception Cleared Buyer Comment (2024-10-26): Corrected URLA	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29813564	XXXXX			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Tax Verification document is missing.
Reviewer Comment (2024-11-20): Tax estimate in file did not state what property it was for. Also HOA dues for 225 were present. Documented and cleared.

Reviewer Comment (2024-11-18): Received 1003 however wer require supporting documentation for the additional payment of $2,365.07 ($3,285.72 - Hazard $XXXXX- Tax $XXXXX ). Exception remains.

Buyer Comment (2024-11-14): 1003

Reviewer Comment (2024-11-08): As per the final 1003 Monthly Insurance, Taxes, Association Dues, etc. is $3,348.49. The tax bill provided is for vacant land, wherein there is a 2mm new home on the property.  Please document the other obligation tax/ins, HOA obligation disclosed on the final 1003 of $3,348.49

Buyer Comment (2024-11-08): tax calc

Reviewer Comment (2024-11-05): Received 1004 for the REO property XXXXX. As per the final 1003 Monthly Insurance, Taxes, Association Dues, etc. is $3,348.49. Verified Taxes in the amount $XXXXX and verified Insurance in the amount $XXXXX. Unverified $2,146.49. Exception Remains.

Buyer Comment (2024-11-04): Tax Verification

Reviewer Comment (2024-11-01): Received tax cert amount with annual tax amount of $XXXXX so monthly = to $XXXXX. Final 1003 reflects Monthly Insurance, Taxes and HOA due are $3,348.49. require corrected tax cert and HOA cert to verify TIA. Exception remains.

Buyer Comment (2024-10-30): Tax cert

Reviewer Comment (2024-10-29): Received Closing Statement for the REO property XXXXX. Still need a copy of Tax Certificate to verify the tax amount. As per the Final 1003 Monthly Insurance, Taxes, Association, Dues, etc. is $3,348.49. Verified Insurance $556.58. Unverified $2,791.91.  Exception Remains

Buyer Comment (2024-10-26): XXXXX
																			11/20/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29813564	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	1084 or income worksheet document is missing.				Reviewer Comment (2024-11-08): 1008 reflects how income was determined Reviewer Comment (2024-11-05): Received 1084 for the business income, Still need a copy of UW Income Analysis Worksheet for the Wage Income for the Borrower: XXXXX. Exception Remains Buyer Comment (2024-11-04): 1084 Reviewer Comment (2024-10-29): Received 1084 or income worksheet document for the borrower. Still need a copy 1084 or income worksheet document for the co borrower i.e. XXXXX to verify Wage Income. Exception Remains Buyer Comment (2024-10-26): Income worksheet	11/08/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29813564	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photo and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-11-05): Received Post disaster inspection report. Exception Cleared Buyer Comment (2024-11-05): PDI	11/05/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29813564	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	No valid COC nor was cure provided.				Reviewer Comment (2024-10-28): XXXXX received rebuttal stating the pest inspection was not shopped by borrower. Buyer Comment (2024-10-25): Lender response: "This one is not subject to the 0% as the borrower did not use our provider and is not a requirement of this conventional loan."	10/28/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	29813564	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		[ Exception arise due to new document received ] The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photo and the property must be re-inspected on or after XX/XX/XX declared end date.				Reviewer Comment (2024-11-06): Received PDI report. exception cleared. Buyer Comment (2024-11-05): PDI	11/06/2024			1		A		A		A		A		A		SC	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29863028	XXXXX			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided						Reviewer Comment (2024-10-29): Received Flood Certificate. Exception Cleared Buyer Comment (2024-10-26): Flood Certification	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29863028	XXXXX			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	Bonus/commission used, require XXXXX and XXXXX W2 transcripts.				Reviewer Comment (2024-10-29): Received Transcripts. Exception Cleared Buyer Comment (2024-10-26): XXXXX/XXXXX Tax Transcripts	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29863028	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2024-10-29): Provided previous appraisal report. Exception Cleared Buyer Comment (2024-10-28): Appraisal report	10/29/2024			1	B	A	B	A	B	A	B	A	B	A		MN	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	29863028	XXXXX			Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		Missing source of Earnest Money Deposit funds.				Reviewer Comment (2024-11-01): EMD was paid After statement end date therefore backed out EMD amount from the statement. Exception Cleared Buyer Comment (2024-10-30): Lender response: The Final approval for the loan is without the credit of the Earnest money when AUS was ran. It is acceptable to approve a loan without verifying EM clearing as long as it is not included as a credit in the final AUS.	11/01/2024			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28621062	XXXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	This exception will be cleared once all ATR specific exceptions have been cured/cleared. Day one certainty documentation is in file. This will be reviewed by internal compliance for designation re-set.				Reviewer Comment (2024-11-12): XXXXX verified income. Cleared Reviewer Comment (2024-11-12): Internal compliance is reviewing for reset Reviewer Comment (2024-11-11): Income validated through XXXXX on AUS. CHD to clear Buyer Comment (2024-11-07): Please confirm what the ATR specific exceptions are. Is this exception triggered by the missing initial LE?	11/12/2024			1	B	A	C	A	B	A	C	A	B	A		TN	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	28621062	XXXXX			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Creditor did not provide List of Homeownership Counseling Organizations to borrower. Application date tested is XX/XX/XX.				Reviewer Comment (2024-11-11): Document provided. Buyer Comment (2024-11-07): HOCL	11/11/2024			1	B	A	B	A	B	A	B	A	B	A		TN	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28621062	XXXXX			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Disclosure is dated XX/XX/XX.				Reviewer Comment (2024-11-11): Right to Receive provided. Buyer Comment (2024-11-07): Disclosure on initial LE	11/11/2024			1	B	A	B	A	B	A	B	A	B	A		TN	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28621062	XXXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-11-18): Received Appraisal Acknowledgement. Exception Cleared Buyer Comment (2024-11-14): Appraisal acknowledgement	11/18/2024			1	B	A	B	A	B	A	B	A	B	A		TN	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28621062	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Disclosure is dated XX/XX/XX.				Reviewer Comment (2024-11-11): XXXXX received XX/XX/XX LE Buyer Comment (2024-11-07): Initial LE uploaded.	11/11/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28621062	XXXXX			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	Missing e-Consent agreement				Reviewer Comment (2024-11-15): Received E-Sing consent Agreement. Exception cleared Buyer Comment (2024-11-14): Econsent tracking	11/15/2024			1		A		A		A		A		A		TN	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	20634348	XXXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Provided loan estimate dated XX/XX/XX was not signed and dated by the borrower.				Reviewer Comment (2024-11-26): XXXXX received proof of earlier electronic receipt Buyer Comment (2024-11-25): receipt	11/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28283453	XXXXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing third party verification for the Schedule C income stream.				Reviewer Comment (2024-11-29): Schedule C Is 1099 income from Primary Business XXXXX, therefore used Primary Business verification to meet Schedule C Business Verification. Exception Cleared Buyer Comment (2024-11-27): The Sch C income is 1099 income provided by the borrower's business. Buyer Comment (2024-11-27): VOE	11/29/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28283453	XXXXX			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		VOR for XXXXX not found at time of review.				Reviewer Comment (2024-12-03): Receive VOR for primary property XXXX. Exception Cleared Buyer Comment (2024-12-02): VOR	12/03/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	28283453	XXXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Most Recent Valuation Inspection Date: XX/XX/XX. Same day as disaster declaration. Provide PDI..				Reviewer Comment (2024-12-03): Received PDI with no damages. Exception Cleared Buyer Comment (2024-12-02): PDI	12/03/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No